                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-08839

                            STREETTRACKS SERIES TRUST
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               225 FRANKLIN STREET

                           BOSTON, MASSACHUSETTS 02110

 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

   (Name and Address of Agent for Service)                 Copy to:

 Agustin J. Fleites
 President                                  Scott M. Zoltowski
 SSgA Funds Management Inc.                 Vice President and Counsel
 State Street Financial Center              State Street Bank and Trust Company
 One Lincoln Street                         One Federal Street
 Boston, MA 02110                           Boston, MA 02110

Registrant's telephone number, including area code: (866) 787-2257

Date of fiscal year end: June 30

Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

STREETTRACKS DOW JONES U.S. LARGE CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

             SECURITY DESCRIPTION                        SHARES         VALUE
             --------------------                        ------       ----------
COMMON STOCKS--99.8%
AEROSPACE/DEFENSE--1.0%
General Dynamics Corp. .......................            3,100       $  316,510
Lockheed Martin Corp. ........................            6,676          372,387
                                                                      ----------
                                                                         688,897
                                                                      ----------
AUTOMOBILES--0.5%
Harley-Davidson, Inc. ........................            5,551          329,951
                                                                      ----------
BANKS (MAJOR REGIONAL)--0.9%
Fifth Third Bancorp ..........................            8,860          436,089
M&T Bank Corp. ...............................            1,700          162,690
                                                                      ----------
                                                                         598,779
                                                                      ----------
BEVERAGES (ALCOHOLIC)--1.1%
Anheuser-Busch Cos., Inc. ....................           15,050          751,748
                                                                      ----------
BEVERAGES (NON-ALCOHOLIC)--4.6%
The Coca-Cola Co. ............................           42,149        1,688,067
PepsiCo, Inc. ................................           31,735        1,543,908
                                                                      ----------
                                                                       3,231,975
                                                                      ----------
BIOTECHNOLOGY--2.6%
Amgen, Inc. (a) ..............................           23,736        1,345,356
Boston Scientific Corp. (a) ..................           11,342          450,618
                                                                      ----------
                                                                       1,795,974
                                                                      ----------
BROADCASTING (TV, RADIO &
CABLE)--2.4%
Clear Channel Communications,
  Inc. .......................................           10,061          313,601
Comcast Corp. (Class A) ......................           23,564          665,447
Comcast Corp. (Class A)
  Special ....................................           16,240          453,421
Cox Communications, Inc.
  (Class A) (a) ..............................            3,799          125,861
Fox Entertainment Group, Inc.
  (a) ........................................            3,316           91,986
                                                                      ----------
                                                                       1,650,316
                                                                      ----------
COMMUNICATIONS EQUIPMENT--1.7%
QUALCOMM, Inc. ...............................           30,454        1,188,924
                                                                      ----------
COMPUTERS & BUSINESS
EQUIPMENT--0.2%
KLA-Tencor Corp. (a) .........................            3,727          154,596
                                                                      ----------
COMPUTERS (HARDWARE)--6.4%
Dell, Inc. (a) ...............................           41,674        1,483,594
International Business
  Machines Corp ..............................           32,263        2,766,230
Juniper Networks, Inc. (a) ...................            9,203          217,191
                                                                      ----------
                                                                       4,467,015
                                                                      ----------
COMPUTERS (NETWORKING)--3.6%
Accenture Ltd. Bermuda (a) ...................            8,434          228,140
Cisco Systems, Inc. (a) ......................          126,601        2,291,478
                                                                      ----------
                                                                       2,519,618
                                                                      ----------
COMPUTERS (PERIPHERALS)--0.3%
Lexmark International, Inc.
   (a) .......................................            2,364          198,600
                                                                      ----------

COMPUTER
SOFTWARE/SERVICES--11.5%
Adobe Systems, Inc. ..........................            4,443          219,795
eBay, Inc. (a) ...............................            9,249          850,353
Electronic Arts Inc. (a) .....................            5,551          255,291
Intuit, Inc. (a) .............................            3,338          151,545
Microsoft Corp. (a) ..........................          192,066        5,310,625
Symantec Corp. (a) ...........................            5,914          324,560
VERITAS Software Corp. (a) ...................            8,061          143,486
Yahoo!, Inc. (a) .............................           21,623          733,236
                                                                      ----------
                                                                       7,988,891
                                                                      ----------
CONSUMER FINANCE--1.0%
Capital One Financial Corp. ..................            4,500          332,550
SLM Corp. ....................................            8,159          363,891
                                                                      ----------
                                                                         696,441
                                                                      ----------
DISTRIBUTORS (FOOD &
HEALTH)--1.2%
Cardinal Health, Inc. ........................            8,016          350,860
Sysco Corp. ..................................           11,964          357,963
Wm. Wrigley Jr., Co. .........................            2,607          165,049
                                                                      ----------
                                                                         873,872
                                                                      ----------
ELECTRICAL EQUIPMENT--0.7%
Emerson Electric Co. .........................            7,900          488,931
                                                                      ----------
ELECTRONICS
(SEMICONDUCTORS)--4.8%
Analog Devices, Inc. .........................            7,051          273,438
Intel Corp. ..................................          120,175        2,410,711
Linear Technology Corp. ......................            5,800          210,192
Maxim Integrated Products,
   Inc. ......................................            6,022          254,670
Xilinx, Inc. .................................            6,491          175,257
                                                                      ----------
                                                                       3,324,268
                                                                      ----------
ENTERTAINMENT--1.4%
Viacom, Inc. (Class A) .......................              729           24,786
Viacom, Inc. (Class B) .......................           28,052          941,425
                                                                      ----------
                                                                         966,211
                                                                      ----------
FINANCIAL (DIVERSIFIED)--2.1%
American Express Co. .........................           21,091        1,085,343
Franklin Resources, Inc. .....................            2,600          144,976
State Street Corp. ...........................            6,341          270,824
                                                                      ----------
                                                                       1,501,143
                                                                      ----------
FOOTWEAR--0.4%
NIKE, Inc. (Class B) .........................            3,245          255,706
                                                                      ----------
GAMING & LOTTERY--0.3%
International Game Technology ................            6,508          233,963
                                                                      ----------
HEALTH CARE (DIVERSIFIED)--4.5%
Johnson & Johnson, Inc. ......................           55,560        3,129,695
                                                                      ----------

See accompanying notes.

STREETTRACKS DOW JONES U.S. LARGE CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)

           SECURITY DESCRIPTION                         SHARES           VALUE
           --------------------                         ------        ----------
HEALTH CARE
(DRUGS/PHARMACEUTICALS)--4.1%
Alcon, Inc. ................................             1,438           115,328
Allergan, Inc. .............................             2,489           180,577
Biogen Idec, Inc. (a) ......................             6,330           387,206
Eli Lilly & Co. ............................            18,061         1,084,563
Forest Laboratories, Inc. (a) ..............             6,921           311,307
Genentech, Inc. (a) ........................             8,710           456,578
Gilead Sciences, Inc. (a) ..................             8,074           301,806
                                                                      ----------
                                                                       2,837,365
                                                                      ----------
HEALTH CARE (MANAGED
CARE)--2.4%
Anthem, Inc. (a) ...........................             2,600           226,850
St. Jude Medical, Inc. (a) .................             3,272           246,283
UnitedHealth Group, Inc. ...................            12,386           913,344
Wellpoint Health Networks,
   Inc. (a) ................................             2,919           306,758
                                                                      ----------
                                                                       1,693,235
                                                                      ----------
HEALTH CARE (MEDICAL
PRODUCTS/SUPPLIES)--4.1%
Becton, Dickinson & Co. ....................             4,400           227,480
Biomet, Inc. ...............................             4,400           206,272
Genzyme Corp. (a) ..........................             4,284           233,092
Guidant Corp. ..............................             5,850           386,334
Medtronic, Inc. ............................            22,683         1,177,248
Stryker Corp. ..............................             5,236           251,747
Zimmer Holdings, Inc. (a) ..................             4,573           361,450
                                                                      ----------
                                                                       2,843,623
                                                                      ----------
HOUSEHOLD PRODUCTS
(NON-DURABLE)--4.4%
Colgate-Palmolive Co. ......................             9,933           448,773
The Procter & Gamble Co. ...................            48,185         2,607,772
                                                                      ----------
                                                                       3,056,545
                                                                      ----------
HOUSEWARES--0.3%
Fortune Brands, Inc. .......................             2,650           196,339
                                                                      ----------
INSURANCE (LIFE/HEALTH)--0.5%
AFLAC, Inc. ................................             9,477           371,593
                                                                      ----------
INSURANCE (MULTI-LINE)--4.2%
American International Group,
   Inc. ....................................            42,824         2,911,604
                                                                      ----------
INSURANCE
(PROPERTY/CASUALTY)--0.4%
The Progressive Corp. ......................             3,530           299,168
                                                                      ----------
LEISURE TIME (PRODUCTS)--0.5%
Carnival Corp. .............................             8,000           378,320
                                                                      ----------
MACHINERY (DIVERSIFIED)--0.7%
Caterpillar, Inc. ..........................             6,370           512,467
                                                                      ----------
MANUFACTURING
(DIVERSIFIED)--3.8%
3M Co. .....................................            13,434         1,074,317
Danaher Corp. ..............................             4,812           246,759
Illinois Tool Works, Inc. ..................             4,858           452,620
United Technologies Corp. ..................             9,579           894,487
                                                                      ----------
                                                                       2,668,183
                                                                      ----------
METALS MINING--0.5%
Newmont Mining Corp. .......................             7,638           347,758
                                                                      ----------
OIL (INTERNATIONAL
INTEGRATED)--1.1%
Schlumberger Ltd ...........................            11,081           745,862
                                                                      ----------
OIL & GAS (DRILLING &
EQUIPMENT)--0.4%
Baker Hughes, Inc. .........................             6,264           273,862
                                                                      ----------
PERSONAL CARE--0.6%
Avon Products, Inc. ........................             8,852           386,655
                                                                      ----------
PUBLISHING--0.4%
The McGrawHill Cos., Inc. .................              3,622           288,637
                                                                      ----------
PUBLISHING (NEWSPAPERS)--0.8%
Gannett Co., Inc. ..........................             5,100           427,176
Tribune Co. ................................             3,978           163,695
                                                                      ----------
                                                                         590,871
                                                                      ----------
RESTAURANTS--0.8%
Starbucks Corp. (a) ........................             7,427           337,631
Yum! Brands, Inc. ..........................             5,500           223,630
                                                                      ----------
                                                                         561,261
                                                                      ----------
RETAIL (BUILDING
SUPPLIES)--3.4%
Lowe's Cos., Inc. ..........................            13,308           723,290
The Home Depot, Inc. .......................            41,682         1,633,934
                                                                      ----------
                                                                       2,357,224
                                                                      ----------
RETAIL (COMPUTERS &
ELECTRONICS)--0.4%
Best Buy Co., Inc. (a) .....................             4,950           268,488
                                                                      ----------
RETAIL (DEPARTMENT
STORES)--0.4%
Kohl's Corp. (a) ...........................             5,713           275,309
                                                                      ----------
RETAIL (GENERAL MERCHANDISING
CHAIN)--4.8%
Target Corp. ...............................            15,527           702,597
Wal-Mart Stores, Inc. ......................            49,403         2,628,239
                                                                      ----------
                                                                       3,330,836
                                                                      ----------
RETAIL (SPECIALTY)--1.0%
Amazon.com, Inc. (a) .......................             5,516           225,384
Bed Bath & Beyond, Inc. (a) ................             5,615           208,372
Staples, Inc. ..............................             9,335           278,370
                                                                      ----------
                                                                         712,126
                                                                      ----------

See accompanying notes.

STREETTRACKS DOW JONES U.S. LARGE CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)

             SECURITY DESCRIPTION                       SHARES          VALUE
             --------------------                       ------       -----------
RETAIL STORES (DRUG
STORE)--1.4%
Caremark Rx, Inc. (a) ........................            8,688          278,624
Walgreen Co. .................................           19,197          687,829
                                                                     -----------
                                                                         966,453
                                                                     -----------
SAVINGS & LOAN COMPANIES--0.4%
Golden West Financial Corp. ..................            2,843          315,431
                                                                     -----------
SERVICES
(ADVERTISING/MARKETING)--0.4%
Omnicom Group, Inc. ..........................            3,498          255,564
                                                                     -----------
SERVICES (COMMERCIAL &
CONSUMER)--0.6%
Apollo Group, Inc. (a) .......................            2,973          218,129
InterActiveCorp (a) ..........................            9,394          206,856
                                                                     -----------
                                                                         424,985
                                                                     -----------
SERVICES (DATA
PROCESSING)--1.9%
Automatic Data Processing,
     Inc. ....................................           11,108          458,983
First Data Corp. .............................           16,039          697,696
Paychex, Inc. ................................            6,308          190,186
                                                                     -----------
                                                                       1,346,865
                                                                     -----------
TRUCKING--1.9%
FedEx Corp. ..................................            5,575          477,722
United Parcel Service, Inc.
     (Class B) ...............................           10,963          832,311
                                                                     -----------
                                                                       1,310,033
                                                                     -----------
TOTAL COMMON STOCKS--
     (Cost $68,077,944) ......................                        69,562,176
                                                                     -----------
SHORT TERM INVESTMENTS--0.2%
MONEY MARKET FUND--0.2%
AIM Short Term Investment
     Class Prime Fund (Cost
     $137,594) ...............................          137,594          137,594
                                                                     -----------
TOTAL INVESTMENTS--100.0%
     (Cost $68,215,538)                                               69,699,770

OTHER ASSETS AND LIABILITIES--0.0% (b)                                    15,127
                                                                     -----------
NET ASSETS--100.0%                                                   $69,714,897
                                                                     ===========
(a) Nonincome producing security

(b) Amount shown represents less than 0.1%

See accompanying notes.

STREETTRACKS DOW JONES U.S. LARGE CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

                SECURITY DESCRIPTION                       SHARES        VALUE
                --------------------                       ------     ----------
COMMON STOCKS--99.7%
AIRLINES--0.2%
Southwest Airlines Co. .............................        14,898    $  202,911
                                                                      ----------
ALUMINUM--0.6%
Alcoa, Inc. ........................................        18,238       612,614
                                                                      ----------
AUTOMOBILES--1.0%
Ford Motor Co. .....................................        36,761       516,492
General Motors Corp. ...............................         9,711       412,523
                                                                      ----------
                                                                         929,015
                                                                      ----------
BANKS (MAJOR REGIONAL)--6.8%
BB&T Corp. .........................................        11,663       462,904
Comerica, Inc. .....................................         3,309       196,389
KeyCorp ............................................         8,550       270,180
Mellon Financial Corp. .............................         8,886       246,053
National City Corp. ................................        12,150       469,233
PNC Financial Services Group .......................         5,872       317,675
SouthTrust Corp. ...................................         6,976       290,620
Sun Trust Banks, Inc. ..............................         6,997       492,659
The Bank of New York Co., Inc. .....................        16,244       473,838
U.S. Bancorp .......................................        39,331     1,136,666
Wells Fargo & Co ...................................        35,317     2,105,953
                                                                      ----------
                                                                       6,462,170
                                                                      ----------
BANKS (MONEY CENTER)--5.2%
Bank of America Corp. ..............................        85,239     3,693,406
Wachovia Corp. .....................................        27,391     1,286,007
                                                                      ----------
                                                                       4,979,413
                                                                      ----------
BEVERAGES (NON-ALCOHOLIC)--0.1%
Coca-Cola Enterprises, Inc. ........................         5,224        98,734
                                                                      ----------
BROADCASTING (TV, RADIO &
CABLE)--8.2%
General Electric Co. ...............................       221,192     7,427,627
The DIRECTV Group, Inc. (a) ........................        19,105       336,057
                                                                      ----------
                                                                       7,763,684
                                                                      ----------
BUILDING MATERIALS GROUP--0.3%
Masco Corp. ........................................         9,310       321,474
                                                                      ----------
CELLULAR/WIRELESS
TELECOMMUNICATIONS--0.9%
Motorola, Inc. .....................................        49,076       885,331
                                                                      ----------
CHEMICALS--2.1%
Air Products and Chemicals,
   Inc. ............................................         4,412       239,925
E. I. du Pont de Nemours & Co. .....................        20,953       896,788
The Dow Chemical Co. ...............................        19,658       888,148
                                                                      ----------
                                                                       2,024,861
                                                                      ----------
CHEMICALS (DIVERSIFIED)--0.2%
PPG Industries, Inc. ...............................         3,627       222,263
                                                                      ----------
COMPUTERS (HARDWARE)--1.4%
Hewlett-Packard Co. ................................        57,384     1,075,950
Sun Microsystems, Inc. (a) .........................        69,441       280,542
                                                                      ----------
                                                                       1,356,492
                                                                      ----------
COMPUTERS (PERIPHERALS)--0.6%
EMC Corp. (a) ......................................        50,692       584,986
                                                                      ----------
COMPUTER
SOFTWARE/SERVICES--1.3%
Computer Associates
   International, Inc. .............................         9,755       256,557
Oracle Corp. (a) ...................................        82,744       933,352
                                                                      ----------
                                                                       1,189,909
                                                                      ----------
CONSUMER FINANCE--0.6%
MBNA Corp. .........................................        23,654       596,081
                                                                      ----------

DISTRIBUTORS (FOOD &
HEALTH)--0.2%
McKesson Corp. .....................................         5,786       148,411
                                                                      ----------
ELECTRIC COMPANIES--3.9%
American Electric Power Co.,
   Inc. ............................................         8,294       265,076
Dominion Resources, Inc. ...........................         6,958       454,009
Duke Energy Corp. ..................................        19,674       450,338
Entergy Corp. ......................................         4,779       289,655
Exelon Corp. .......................................        13,791       505,992
FirstEnergy Corp. ..................................         6,863       281,932
FPL Group, Inc. ....................................         3,591       245,337
PG&E Corp. (a) .....................................         8,251       250,830
Progress Energy, Inc. ..............................         5,155       218,263
The Southern Co. ...................................        15,510       464,990
TXU Corp. ..........................................         6,216       297,871
                                                                      ----------
                                                                       3,724,293
                                                                      ----------
ELECTRONICS (COMPONENT
DISTRIBUTION)--0.5%
Corning, Inc. (a) ..................................        29,153       323,015
Flextronics International Ltd.
   (a) .............................................        11,590       153,568
                                                                      ----------
                                                                         476,583
                                                                      ----------
ELECTRONICS (DEFENSE)--0.4%
Raytheon Co. .......................................         9,437       358,417
                                                                      ----------

ENTERTAINMENT--2.6%
The Walt Disney Co. ................................        42,976       969,109
Time Warner, Inc. (a) ..............................        92,235     1,488,673
                                                                      ----------
                                                                       2,457,782
                                                                      ----------
FINANCIAL (DIVERSIFIED)--12.7%
Citigroup, Inc. ....................................       108,318     4,778,990
Countrywide Financial Corp. ........................        11,815       465,393
Equity Office Properties Trust .....................         8,423       229,527
Fannie Mae .........................................        20,235     1,282,899
Freddie Mac ........................................        14,473       944,218
J.P. Morgan Chase & Co. ............................        74,609     2,964,216
Morgan Stanley .....................................        20,988     1,034,708
Regions Financial Corp. ............................         9,648       318,963

See accompanying notes.

STREETTRACKS DOW JONES U.S. LARGE CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)

             SECURITY DESCRIPTION                       SHARES          VALUE
             --------------------                       ------        ----------
                                                                      ----------
                                                                      12,018,914
                                                                      ----------
FOODS--2.1%
Archer-Daniels-Midland Co. ...................           12,404          210,620
Campbell Soup Co. ............................            5,380          141,440
ConAgra Foods, Inc. ..........................           11,113          285,715
General Mills, Inc. ..........................            6,251          280,670
H.J. Heinz Co. ...............................            7,385          266,008
Kellogg Co. ..................................            4,963          211,722
Kraft Foods, Inc. ............................            5,473          173,603
Sara Lee Corp. ...............................           16,521          377,670
                                                                      ----------
                                                                       1,947,448
                                                                      ----------
HEALTH CARE (DIVERSIFIED)--2.9%
Abbott Laboratories ..........................           32,723        1,386,146
Baxter International, Inc. ...................           12,862          413,642
Bristol-Myers Squibb Co. .....................           40,796          965,642
                                                                      ----------
                                                                       2,765,430
                                                                      ----------
HEALTH CARE
(DRUGS/PHARMACEUTICALS)--8.4%
Merck & Co., Inc. ............................           46,495        1,534,335
Pfizer, Inc. .................................          158,182        4,840,369
Schering-Plough Corp. ........................           30,821          587,448
Wyeth ........................................           27,931        1,044,620
                                                                      ----------
                                                                       8,006,772
                                                                      ----------
HEALTH CARE (MANAGED
CARE)--0.2%
Medco Health Solutions, Inc.
   (a) .......................................            5,662          174,956
                                                                      ----------
INSURANCE (LIFE/HEALTH)--0.6%
MetLife, Inc. ................................            8,754          338,342
The Principal Financial Group,
   Inc. ......................................            6,526          234,740
                                                                      ----------
                                                                         573,082
                                                                      ----------
INSURANCE (MULTI-LINE)--1.1%
Loews Corp. ..................................            2,639          154,382
Prudential Financial, Inc. ...................           10,860          510,854
The Hartford Financial
   Services Group, Inc. ......................            6,108          378,268
                                                                      ----------
                                                                       1,043,504
                                                                      ----------
INSURANCE
(PROPERTY/CASUALTY)--2.0%
ACE Ltd. .....................................            5,970          239,158
The Allstate Corp. ...........................           14,482          694,991
The Chubb Corp. ..............................            4,027          283,018
The St. Paul Travelers Cos.,
   Inc. ......................................           13,969          461,815
XL Capital Ltd. (Class A) ....................            2,929          216,717
                                                                      ----------
                                                                       1,895,699
                                                                      ----------
INVESTMENT
BANKING/BROKERAGE--1.6%
Lehman Brothers Holdings, Inc. ...............            5,680          452,810
Merrill Lynch & Co., Inc. ....................           18,035          896,700
The Charles Schwab Corp. .....................           23,259          213,750
                                                                      ----------
                                                                       1,563,260
                                                                      ----------
LEISURE TIME (PRODUCTS)--0.2%
Mattel, Inc. .................................            8,676          157,296
                                                                      ----------

MANUFACTURING
(DIVERSIFIED)--2.0%
Honeywell International, Inc. ................           16,438          589,467
Tyco International Ltd. ......................           42,134        1,291,828
                                                                      ----------
                                                                       1,881,295
                                                                      ----------
OFFICE EQUIPMENT &
SUPPLIES--0.2%
Pitney Bowes, Inc. ...........................            4,902          216,178
                                                                      ----------
OIL (DOMESTIC INTEGRATED)--1.2%
Apache Corp. .................................            6,837          342,602
Marathon Oil Corp. ...........................            7,285          300,725
Occidental Petroleum Corp. ...................            8,237          460,695
                                                                      ----------
                                                                       1,104,022
                                                                      ----------
OIL (INTERNATIONAL
INTEGRATED)--10.7%
ChevronTexaco Corp. ..........................           44,887        2,407,738
ConocoPhillips ...............................           13,088        1,084,341
Exxon Mobil Corp. ............................          136,993        6,620,872
                                                                      ----------
                                                                      10,112,951
                                                                      ----------
OIL & GAS (DRILLING &
EQUIPMENT)--0.3%
Halliburton Co. ..............................            9,217          310,521
                                                                      ----------
OIL & GAS
(EXPLORATION/PRODUCTS)--0.7%
Anadarko Petroleum Corp. .....................            5,251          348,456
Devon Energy Corp. ...........................            4,743          336,801
                                                                      ----------
                                                                         685,257
                                                                      ----------
PAPER & FOREST PRODUCTS--0.8%
International Paper Co. ......................           10,207          412,465
Weyerhaeuser Co. .............................            4,710          313,121
                                                                      ----------
                                                                         725,586
                                                                      ----------
PHOTOGRAPHY/IMAGING--0.5%
Eastman Kodak Co. ............................            6,019          193,932
Xerox Corp. (a) ..............................           17,538          246,935
                                                                      ----------
                                                                         440,867
                                                                      ----------
RAILROADS--0.6%
Burlington Northern Santa Fe
  Corp. ......................................            7,765          297,477
Union Pacific Corp. ..........................            5,393          316,030
                                                                      ----------
                                                                         613,507
                                                                      ----------
RESTAURANTS--0.8%
McDonald's Corp. .............................           26,394          739,824
                                                                      ----------
RETAIL (DEPARTMENT
STORES)--0.2%
J. C. Penney Co., Inc. .......................            5,895          207,976
                                                                      ----------
RETAIL (GENERAL MERCHANDISING

See accompanying notes.

STREETTRACKS DOW JONES U.S. LARGE CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)

             SECURITY DESCRIPTION                     SHARES             VALUE
             --------------------                     ------         -----------
CHAIN)--0.6%
Limited brands ...............................            9,404          209,615
SEARS, ROEBUCK & Co. .........................            4,186          166,812
The TJX Cos., Inc. ...........................           10,505          231,530
                                                                     -----------
                                                                         607,957
                                                                     -----------
RETAIL (SPECIALTY
APPAREL)--0.3%
The Gap, Inc. ................................           13,720          256,564
                                                                     -----------
RETAIL STORES (DRUG
STORE)--0.4%
CVS Corp. ....................................            8,294          349,426
                                                                     -----------
RETAIL STORES (FOOD
CHAINS)--0.6%
Albertson's, Inc. ............................            6,681          159,876
Safeway, Inc. (a) ............................            9,306          179,699
The Kroger Co. (a) ...........................           14,168          219,888
                                                                     -----------
                                                                         559,463
                                                                     -----------
SAVINGS & LOAN COMPANIES--0.8%
Washington Mutual, Inc. ......................           18,296          715,008
                                                                     -----------
SERVICES (COMMERCIAL &
CONSUMER)--0.5%
Cendant Corp. ................................           21,290          459,864
                                                                     -----------
SERVICES (COMPUTER
SYSTEMS)--0.2%
Electronic Data Systems Corp. ................           10,612          205,767
                                                                     -----------
TELEPHONE--6.3%
ALLTEL Corp. .................................            6,481          355,872
AT&T Corp. ...................................           16,531          236,724
BellSouth Corp. ..............................           38,318        1,039,184
Lucent Technologies, Inc. (a) ................           89,940          285,110
SBC Communications, Inc. .....................           69,349        1,799,606
Verizon Communications, Inc. .................           58,001        2,284,079
                                                                     -----------
                                                                       6,000,575
                                                                     -----------
TELEPHONE (LONG DISTANCE)--0.6%
Sprint Corp. .................................           26,429          532,016
                                                                     -----------
TOBACCO--2.1%
Altria Group, Inc. ...........................           42,998        2,022,626
                                                                     -----------
WASTE MANAGEMENT--0.4%
Waste Management, Inc. .......................           12,113          331,169
                                                                     -----------
TOTAL COMMON STOCKS--
  (Cost $93,277,627)                                                  94,620,204
                                                                     -----------
SHORT TERM INVESTMENTS--0.2%
MONEY MARKET FUND--0.2%
AIM Short Term Investment
  Class Prime Fund (Cost
  $213,480) ..................................          213,480          213,480
                                                                     -----------
TOTAL INVESTMENTS--99.9%
  (Cost $93,491,107)                                                  94,833,684

OTHER ASSETS AND LIABILITIES--0.1%                                        68,414
                                                                     -----------
NET ASSETS--100.0%                                                   $94,902,098
                                                                     ===========

(a) Non-income producing security

See accompanying notes.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX  FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

     SECURITY DESCRIPTION           SHARES     VALUE
     --------------------           ------   ---------
COMMON STOCKS--99.8%
AEROSPACE/DEFENSE--1.1%
Alliant Techsystems, Inc. (a)...     4,445   $ 268,922
Curtiss-Wright Corp. (Class B)..       736      39,818
United Defense Industries,
   Inc. (a) ....................     5,704     228,103
                                             ---------
                                               536,843
                                             ---------
AIRLINES--0.2%
Delta Air Lines, Inc. (a) ......    13,595      44,728
Northwest Airlines Corp
   (Class A) (a) ...............     6,791      55,754
                                             ---------
                                               100,482
                                             ---------
AUTO PARTS & EQUIPMENT--0.6%
BorgWarner, Inc. ...............     6,554     283,723
                                             ---------
BANKS (REGIONAL)--4.8%
Bank of Hawaii Corp. ...........     6,200     292,950
Cathay General Bancorp. ........     5,820     216,446
Cullen/Frost Bankers, Inc. .....     6,133     285,001
East West Bancorp, Inc. ........     5,904     198,315
First BanCorp. .................     4,451     214,983
Park National Corp. ............     1,304     165,908
Silicon Valley Bancshares (a)...     4,219     156,820
Southwest Bancorporation of
   Texas, Inc. .................     7,730     155,682
Texas Regional Bancshare,
   Inc. ........................     5,399     167,855
UCBH Holdings, Inc. ............     5,393     210,705
Westamerica Bancorp. ...........     3,774     207,155
                                             ---------
                                             2,271,820
                                             ---------
BIOTECHNOLOGY--3.8%
Abgenix, Inc. (a) ..............     9,254      91,244
Alexion Pharmaceuticals, Inc.
   (a) .........................     3,235      58,230
Biosite, Inc. (a) ..............     1,870      91,555
CV Therapeutics, Inc. (a) ......     3,709      46,363
Enzon, Inc. (a) ................     5,238      83,546
Haemonetics Corp ...............     2,900      95,236
Martek Biosciences Corp. (a) ...     3,490     169,754
Myriad Genetics, Inc. (a) ......     3,626      62,005
NPS Pharmaceuticals, Inc. (a)...     4,546      99,012
Onyx Pharmaceuticals, Inc. .....     3,900     167,739
OSI Pharmaceuticals, Inc. (a)...     4,453     273,681
Protein Design Labs, Inc. (a)...    11,086     217,064
Techne Corp. (a) ...............     4,607     175,895
Telik, Inc. ....................     4,800     107,040
Trimeris, Inc. (a) .............     1,902      28,625
                                             ---------
                                             1,766,989
                                             ---------
BROADCASTING (TV, RADIO &
CABLE)--0.8%
Cox Radio, Inc. (Class A) (a)...     4,569      68,169
Cumulus Media, Inc. (a) ........     6,199      89,204
Emmis Communications Corp. (a)..     6,077     109,751
Radio One, Inc .................     7,700     109,571
Young Broadcasting, Inc.
   (Class A) (a) ...............     2,075      22,555
                                             ---------
                                               399,250
                                             ---------
BUILDING MATERIALS GROUP--1.1%
Eagle Materials, Inc. ..........     1,100      78,430
Florida Rock Industries, Inc. ..     4,393     215,213

Standard Pacific Corp. .........     3,600     202,932
                                             ---------
                                               496,575
                                             ---------
CELLULAR/WIRELESS
TELECOMMUNICATIONS--1.1%
InterDigital Communications
   Corp. (a) ...................     6,600     107,712
Nextel Partners, Inc. (Class
   A) (a) ......................     4,697      77,876
United States Cellular Corp. .
   (a) .........................     1,836      79,223
Western Wireless Corp. (a) .....     9,046     232,573
                                             ---------
                                               497,384
                                             ---------
CHEMICALS (SPECIALTY)--1.7%
Cabot Microelectronics Corp. .
  (a) ..........................     2,884     104,545
Cytec Industries, Inc. (a)......     4,300     210,485
MacDermid, Inc. ................     2,689      77,873
Minerals Technologies Inc. .....     2,453     144,384
Valspar Corp. ..................     5,682     265,236
                                             ---------
                                               802,523
                                             ---------
COMMUNICATIONS EQUIPMENT--1.4%
ADTRAN, Inc ....................     5,125     116,235
Avid Technology, Inc. (a) ......     3,776     176,981
Plantronics, Inc. (a) ..........     5,695     246,252
Tekelec (a) ....................     7,445     124,182
                                             ---------
                                               663,650
                                             ---------
COMPUTERS & BUSINESS
EQUIPMENT--0.3%
Kronos Inc. (a) ................     3,610     159,887
                                             ---------
COMPUTERS (HARDWARE)--0.4%
National Instruments Corp ......     6,145     186,009
                                             ---------
COMPUTERS (PERIPHERALS)--0.4%
M-Systems Flash Disk Pioneers,
  Ltd. (a) .....................     3,817      63,057
MICROS Systems, Inc. (a) .......     2,212     110,755
                                             ---------
.................................               173,812
                                             ---------
COMPUTER
SOFTWARE/SERVICES--4.0%
Advent Software, Inc. (a) ......     3,727      62,725
Akamai Technologies, Inc. (a)...    14,029     197,108
Ask Jeeves, Inc. (a) ...........     6,773     221,545
eResearch Technology, Inc. (a)..     5,601      74,661
F5 Networks, Inc. (a) ..........     3,493     106,397
Hyperion Solutions Corp. (a) ...     4,659     158,359
IDX Systems Corp. (a) ..........     2,530      82,099
Imation Corp ...................     4,210     149,834

See accompanying notes.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)

     SECURITY DESCRIPTION            SHARES     VALUE
     --------------------            ------   ---------
Intergraph Corp. ..............       4,300     116,831
Macromedia, Inc. (a) ..........       8,155     163,752
Macrovision Corp. (a) .........       5,888     141,783
Mercury Computer System, Inc. .
   (a) ........................       2,534      68,215
Packeteer, Inc. (a) ...........       3,689      39,878
Quest Software, Inc. (a) ......       6,032      67,076

SERENA Software, Inc. (a) .....       3,488      58,354
Take-Two Interactive Software,
   Inc. (a) ...................       5,262     172,857
                                              ---------
                                              1,881,474
                                              ---------
CONSTRUCTION--0.3%
Hovnanian Enterprises, Inc.
   (a) ........................       4,061     162,846
                                              ---------
CONSUMER
(JEWELRY/NOVELTIES)--0.6%
Fossil, Inc. (a) ..............       4,527     140,066
Lancaster Colony Corp. ........       3,298     139,060
                                              ---------
                                                279,126
                                              ---------
DISTRIBUTORS (FOOD &
HEALTH)--0.5%
Priority Healthcare Corp.
   (Class B) (a) ..............       4,387      88,398
SCP Pool Corp. ................       6,270     167,660
                                              ---------
                                                256,058
                                              ---------
ELECTRICAL EQUIPMENT--1.1%
Avocent Corp. (a) .............       5,859     152,510
Benchmark Electronics, Inc. ...
   (a) ........................       4,897     145,931
Black Box Corp. ...............       2,153      79,553
EMCOR Group, Inc. (a) .........       1,809      68,054
Littelfuse, Inc. ..............       2,600      89,778
                                              ---------
                                                535,826
                                              ---------
ELECTRONICS (COMPONENT
DISTRIBUTION)--1.2%
Taser International, Inc. .....       3,300     123,915
Tech Data Corp. (a) ...........       6,900     265,995
Varian, Inc. (a) ..............       4,142     156,858
                                              ---------
                                                546,768
                                              ---------
ELECTRONICS (DEFENSE)--0.3%
Engineered Support Systems,
   Inc. .......................       3,094     141,210
                                              ---------
ELECTRONICS (INSTRUMENT)--0.9%
FLIR Systems, Inc. (a) ........       4,018     235,053
Trimble Navigation, Ltd. (a) ..       6,051     191,212
                                              ---------
                                                426,265
                                              ---------
ELECTRONICS
(SEMICONDUCTORS)--3.1%
Credence Systems Corp. (a) ....      11,344      81,677
Cree, Inc. (a) ................       8,665     264,542
DSP Group, Inc. (a) ...........       3,383      71,212
Integrated Circuit Systems,
   Inc. (a) ...................       8,570     184,255
OmniVision Technologies, Inc. .
   (a) ........................       6,645      94,027
Power Integrations, Inc. (a) ..       3,676      75,101
Semtech Corp. (a) .............       8,805     168,792
Silicon Image, Inc. (a) .......       8,375     105,860
Silicon Laboratories, Inc. (a).       4,661     154,232
Siliconix, Inc. (a) ...........         691      24,759
Ultratech, Inc. (a) ...........       2,568      40,241
Varian Semiconductor Equipment
  Associates, Inc. (a) ........       4,336     133,982
Zoran Corp. (a) ...............       5,104      80,235
                                              ---------
                                              1,478,915
                                              ---------
ENGINEERING &
CONSTRUCTION--0.5%
Jacobs Engineering Group, Inc.
   (a) ........................       6,612     253,173
                                              ---------
EQUIPMENT
(SEMICONDUCTORS)--1.1%
ATMI, Inc. (a) ................       3,727      76,329
Cymer, Inc. (a) ...............       4,391     125,846
Donaldson Co., Inc. ...........       8,973     254,743
LTX Corp. (a) .................       7,224      39,082
                                              ---------
                                                496,000
                                              ---------
FINANCIAL (DIVERSIFIED)--0.7%
Webster Financial Corp. .......       6,300     311,157
                                              ---------
FOODS--0.4%
Ralcorp Holdings, Inc. (a) ....       3,500     126,350
Tootsie Roll Industries, Inc. .       2,613      76,352
                                              ---------
                                                202,702
                                              ---------
FOOTWEAR--0.8%
Kenneth Cole Productions, Inc.
   (Class A) ..................       1,140      32,080
Reebok International, Ltd. ....       5,498     201,886
The Timberland Co. (Class A)
   (a) ........................       2,670     151,656
                                              ---------
                                                385,622
                                              ---------
GAMING & LOTTERY--0.5%
Alliance Gaming Corp. (a) .....       5,589      84,170
Scientific Games Corp. (a) ....       7,545     144,110
                                              ---------
                                                228,280
                                              ---------
HARDWARE & TOOLS--0.4%
The Scotts Co. (Class A) (a) ..       2,633     168,907
                                              ---------
HEALTH CARE (DIVERSIFIED)--0.5%
AMERIGROUP Corp. (a) ..........       2,956     166,275
Chemed Corp. ..................       1,438      80,154
                                              ---------
                                                246,429
                                              ---------
HEALTH CARE
(DRUGS/PHARMACEUTICALS)--4.0%
Accredo Health, Inc. (a) ......       5,692     134,160

See accompanying notes.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)

     SECURITY DESCRIPTION           SHARES     VALUE
     --------------------           ------   ---------
Cell Therapeutics, Inc. (a) ..       6,401      43,911
Covance, Inc .................       7,400     295,778
Cubist Pharmaceuticals, Inc.
   (a) .......................       4,805      47,473
INAMED Corp. (a) .............       4,238     202,025
Ligand Pharmaceuticals, Inc.
   (Class B) (a) .............       8,683      87,004
Medicis Pharmaceutical Corp.
   (Class A) .................       6,589     257,235
Nektar Therapeutics (a) ......       9,879     143,048
Neurocrine Biosciences, Inc.
   (a) .......................       4,342     204,769
Noven Pharmaceuticals, Inc.
   (a) .......................       2,793      58,206
Par Pharmaceutical Cos., Inc.
   (a) .......................       3,991     143,397
Taro Pharmaceutical Industries
   Ltd. (a) ..................       2,824      66,025
United Therapeutics Corp. (a).       2,553      89,176
Vicuron Phamaceuticals, Inc.
   (a) .......................       6,524      95,772
                                             ---------
                                             1,867,979
                                             ---------
HEALTH CARE (HOSPITAL
MANAGEMENT)--0.4%
LifePoint Hospitals, Inc. (a).       4,246     127,422
Odyssey Healthcare, Inc. (a)..       4,372      77,603
                                             ---------
                                               205,025
                                             ---------
HEATLH CARE (LONG TERM
CARE)--0.7%
Apria Healthcare Group, Inc.
   (a) .......................       5,870     159,958
Select Medical Corp. .........      11,998     161,133
                                             ---------
                                               321,091
                                             ---------
HEALTH CARE (MEDICAL
PRODUCTS/SUPPLIES)--7.2%
Advanced Medical Optics, Inc.        4,200     166,194
Alkermes, Inc. (a) ...........      10,663     123,051
ArthroCare Corp. (a) .........       2,540      74,397
Bio Rad Laboratories, Inc (a).       1,944      99,338
Charles River Laboratories
   International, Inc. (a) ...       5,510     252,358
Cyberonics, Inc. (a) .........       2,019      41,309
Diagnostic Products Corp. ....       2,711     110,799
Edwards Lifesciences Corp. (a).      7,101     237,883
IDEXX Laboratories, Inc. (a) .       4,048     205,395
Invacare Corp. ...............       3,601     165,646
Mentor Corp. .................       4,400     148,192
MGI Pharma, Inc. (a) .........       8,314     221,901
Millipore Corp. (a) ..........       5,893     281,980
PolyMedica Corp. .............       3,179      97,913
ResMed, Inc. (a) .............       4,039     192,297
Respironics, Inc. (a) ........       4,561     243,740
STERIS Corp. (a) .............       8,141     178,613
Sybron Dental Specialties,
  Inc. (a) ...................       4,604     136,693
The Cooper Companies, Inc. ...       3,854     264,192
The Medicines Co. (a) ........       5,335     128,787
                                             ---------
                                             3,370,678
                                             ---------
HEALTH CARE (SPECIAL
SERVICES)--1.8%
Cerner Corp. (a) .............       3,307     143,061
FuelCell Energy, Inc. (a) ....       5,202      53,321
InterMune, Inc. (a) ..........       3,281      38,683
Pediatrix Medical Group, Inc.
   (a) .......................       2,826     155,006
Pharmaceutical Product
   Development, Inc. (a) .....       5,930     213,480
Renal Care Group, Inc. (a) ...       7,979     257,163
                                             ---------
                                               860,714
                                             ---------
HOMEBUILDING--1.6%
Beazer Homes USA, Inc. .......       1,535     164,076
LNR Property Corp. ...........       2,326     144,003
M.D.C. Holdings, Inc. ........       2,824     206,434
The Ryland Group, Inc. .......       2,790     258,522
                                             ---------
                                               773,035
                                             ---------
HOUSEHOLD FURNISHINGS &
APPLIANCES--0.8%
Ethan Allen Interiors, Inc. ..       4,454     154,776
HNI Corp. ....................       5,655     223,825
                                             ---------
                                               378,601
                                             ---------
HOUSEHOLD PRODUCTS
(NON-DURABLE)--0.4%
Church & Dwight Co., Inc. ....       7,354     206,353
                                             ---------
INSURANCE BROKERS--0.3%
Hilb, Rogal and Hamilton Co. .       3,711     134,412
                                             ---------
INSURANCE (LIFE/HEALTH)--0.5%
StanCorp Financial Group, Inc.       3,406     242,507
                                             ---------
INSURANCE
(PROPERTY/CASUALTY)--0.6%
Philadelphia Consolidated
   Holding Corp. (a) .........       2,162     119,169
The Commerce Group, Inc ......       3,500     169,400
                                             ---------
                                               288,569
                                             ---------
INVESTMENT
BANKING/BROKERAGE--0.8%
Interactive Data Corp. (a) ...       4,151      78,122
Jefferies Group, Inc .........       5,843     201,408
Piper Jaffray Companies, Inc.
  ( a) .......................       2,270      89,869
                                             ---------
                                               369,399
                                             ---------
INVESTMENT MANAGEMENT--1.0%
Affiliated Managers Group,

See accompanying notes.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)

     SECURITY DESCRIPTION           SHARES     VALUE
     --------------------           ------   ---------
   Inc. (a) ..................       3,463     185,409
Eaton Vance Corp. ............       7,067     285,436
                                             ---------
                                               470,845
                                             ---------
LEISURE TIME (PRODUCTS)--1.3%
International Speedway Corp.
   (Class A) .................       3,171     158,233
Multimedia Games, Inc. .......       3,300      51,150
Polaris Industries, Inc. .....       5,130     286,357
Winnebago Industries, Inc. ...       3,963     137,278
                                             ---------
                                               633,018
                                             ---------
MACHINERY (DIVERSIFIED)--2.4%
Dade Behring Holdings, Inc.
   (a) .......................       5,084     283,270
Graco, Inc. ..................       8,191     274,398
IEDX Corp. ...................       5,859     198,972
MSC Industrial Direct Co.,
   Inc. (Class A) ............       5,002     170,468
The Toro Co. .................       2,912     198,890
                                             ---------
                                             1,125,998
                                             ---------
MANUFACTURING
(DIVERSIFIED)--3.8%
Actuant Corp. (a) ............       2,833     116,748
AMETEK, Inc. .................       8,047     243,985
AptarGroup, Inc. .............       3,956     173,945
Carlisle Cos., Inc. ..........       3,713     237,372
CLARCOR, Inc .................       2,965     141,342
Gen Probe, Inc. (a) ..........       5,877     234,316
Harsco Corp. .................       4,908     220,369
Matthews International Corp...       3,758     127,321
Photon Dynamics, Inc. (a) ....       1,988      40,357
Terex Corp. (a) ..............       5,800     251,720
                                             ---------
                                             1,787,475
                                             ---------
MANUFACTURING
(SPECIALIZED)--2.4%
Briggs & Stratton Corp. ......       2,681     217,697
Cognex Corp. .................       4,659     122,066
Coherent, Inc. (a) ...........       3,526      91,464
Dionex Corp. (a) .............       2,492     136,312
Nordson Corp. ................       3,100     106,423
Roper Industries, Inc. .......       4,397     252,652
Teleflex, Inc. ...............       4,328     183,940
                                             ---------
                                             1,110,554
                                             ---------
METAL FABRICATORS--0.4%
Kennametal, Inc. .............       4,357     196,719
                                             ---------
NATURAL GAS (DISTRIBUTION/PIPE
LINE)--0.8%
Energen Corp. ................       3,900     201,045
Western Gas Resources, Inc. ..       6,967     199,186
                                             ---------
                                               400,231
                                             ---------
OFFICE EQUIPMENT &
SUPPLIES--0.4%
United Stationers, Inc. (a) ..       3,923     170,258
                                             ---------
OIL & GAS (DRILLING &
EQUIPMENT)--2.4%
Atwood Oceanics, Inc. (a) ....       1,297      61,659
FMC Technologies, Inc. (a) ...       7,531     251,536
Helmerich & Payne, Inc. ......       5,422     155,557
Lone Star Technologies, Inc...       3,400     128,520
Oceaneering International,
   Inc. (a) ..................       2,980     109,783
SEACOR Holdings, Inc. (a) ....       2,080      97,240
Varco International, Inc. (a)       11,588     310,790
                                             ---------
                                             1,115,085
                                             ---------
OIL & GAS
(EXPLORATION/PRODUCTS)--2.2%
Denbury Resources, Inc. ......       6,400     162,560
Evergreen Resources, Inc. (a)        5,149     203,283
Patina Oil & Gas Corp. .......       7,772     229,818
Stone Energy Corp. (a) .......       3,003     131,411
The Houston Exploration Co....       2,400     142,440
Unit Corp. (a) ...............       4,606     161,578
                                             ---------
                                             1,031,090
                                             ---------
PAPER & FOREST PRODUCTS--0.6%
Rayonier, Inc. ...............       5,916     267,640
                                             ---------
PERSONAL CARE--0.3%
NBTY, Inc. (a) ...............       7,153     154,219
                                             ---------
PHARMACEUTICAL--0.2%
Impax Laboratories, Inc. .....       5,800      89,088
                                             ---------
PUBLISHING--1.1%
John Wiley & Sons, Inc. (Class
   A) ........................       4,618     147,545
Meredith Corp. ...............       4,845     248,936
Scholastic Corp. (a) .........       3,273     101,103
                                             ---------
                                               497,584
                                             ---------
PUBLISHING (NEWSPAPERS)--1.1%
Lee Enterprises, Inc. ........       4,350     201,579
McClatchy Co. ................       2,397     169,780
Media General, Inc. ..........       2,476     138,532
                                             ---------
                                               509,891
                                             ---------
REAL ESTATE INVESTMENT
TRUST--4.4%
Alexandria Real Estate
   Equities, Inc. ............       2,314     152,076
CBL & Associates Properties,
   Inc. ......................       3,470     211,497
CenterPoint Properties Corp...       5,673     247,229
Essex Property Trust, Inc. ...       2,496     179,338
Federal Realty Investment
   Trust .....................       6,161     271,084
Mills Corp. ..................       6,337     328,700
New Century Financial Corp....       4,000     240,880
Pan Pacific Retail Properties,
   Inc. ......................       4,800     259,680
Redwood Trust, Inc. ..........       2,502     156,175
                                             ---------
                                             2,046,659
                                             ---------
RESTAURANTS--3.1%

See accompanying notes.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)

     SECURITY DESCRIPTION           SHARES     VALUE
     --------------------           ------   ---------
Applebee's International,
   Inc........................       9,752     246,531
CBRL Group, Inc...............       5,723     206,486
CEC Entertainment, Inc. (a) ..       4,340     159,495
P F Chang's China Bistro,
   Inc. (a) ..................       2,811     136,305
Papa John's International,
   Inc. (a) ..................       1,504      46,143
Ruby Tuesday, Inc.............       7,452     207,687
Sonic Corp. (a) ..............       6,991     179,179
The Cheesecake Factory, Inc.
   (a) .......................       6,164     267,518
                                             ---------
                                             1,449,344
                                             ---------
RETAIL (BUILDING
SUPPLIES)--0.5%
Hughes Supply, Inc............       7,316     219,992
                                             ---------
RETAIL (DEPARTMENT
STORES)--1.3%
Aeropostale, Inc. (a) ........       6,622     173,496
Cost Plus, Inc. (a) ..........       2,618      92,625
The Neiman Marcus Group, Inc..       3,501     201,308
Tractor Supply Co. (a) .......       4,192     131,796
                                             ---------
                                               599,225
                                             ---------
RETAIL (DISCOUNTERS)--0.4%
Freds, Inc....................       3,860      69,326
Tuesday Morning Corp. (a) ....       3,160      97,707
                                             ---------
                                               167,033
                                             ---------
RETAIL (GENERAL MERCHANDISING
CHAIN)--0.3%
Performance Food Group Co. (a)       5,537     131,227
                                             ---------
RETAIL (SPECIALTY)--1.9%
Barnes & Noble, Inc. (a) .....       6,496     240,352
Guitar Center, Inc. (a) ......       2,869     124,227
Linen 'n Things, Inc. (a) ....       5,387     124,817
O'Reilly Automotive, Inc. (a)        6,544     250,570
The Yankee Candle, Inc........       5,900     170,864
                                             ---------
                                               910,830
                                             ---------
RETAIL (SPECIALTY
APPAREL)--2.0%
American Eagle Outfitters,
   Inc. (a) ..................       6,090     224,416
AnnTaylor Stores Corp. (a) ...       8,138     190,429
Christopher & Banks Corp......       4,489      71,869
Hot Topic, Inc. (a) ..........       5,605      95,509
Pacific Sunwear of California,
   Inc. (a) ..................       9,048     190,460
Talbots, Inc..................       2,758      68,371
The Children's Place Retail
   Stores, Inc. (a) ..........       1,648      39,404
The Sports Authority, Inc.
   (a) .......................       2,674      62,037
                                             ---------
                                               942,495
                                             ---------
RETAIL STORES (FOOD
CHAINS)--0.5%
Krispy Kreme Doughnuts, Inc.
   (a) .......................       6,831      86,481
Panera Bread Co. (a) .........       3,417     128,274
                                             ---------
                                               214,755
                                             ---------
SAVINGS & LOAN COMPANIES--0.8%
Downey Financial Corp.........       2,424     133,223
FirstFed Financial Corp. (a) .       1,792      87,593
Harbor Florida Bancshares,
   Inc........................       2,600      80,860
PFF Bancorp, Inc..............       1,802      68,963
                                             ---------
                                               370,639
                                             ---------
SERVICES
(ADVERTISING/MARKETING)--1.5%
ADVO, Inc.....................       3,624     112,127
FTI Consulting, Inc. (a) .....       5,085      96,106
Hudson Highland Group, Inc.
   (a) .......................       1,248      36,429
R.H. Donnelley Corp. (a) .....       3,726     183,915
The Corporate Executive Board
   Co.........................       4,653     284,950
                                             ---------
                                               713,527
                                             ---------
SERVICES (COMMERCIAL &
CONSUMER)--5.0%
Arbitron, Inc. (a) ...........       3,695     135,274
Banta Corp....................       3,000     119,250
Copart, Inc. (a) .............       7,967     150,815
DeVry, Inc. (a) ..............       7,212     149,360
Education Management Corp. (a)       7,053     187,892
G & K Services, Inc...........       2,248      89,336
Hewitt Associates, Inc. (a) ..       4,952     131,030
Imagistics International, Inc.
   (a) .......................       2,020      67,872
ITT Educational Services, Inc.
   (a) .......................       5,361     193,264
Laureate Education, Inc. (a) .       4,986     185,579
Pre-Paid Legal Services, Inc.
   (a) .......................       1,822      46,789
Regis Corp....................       5,188     208,661
Rent-A-Center, Inc. (a) ......       9,389     242,800
Strayer Education, Inc........       1,663     191,262
Sunrise Assisted Living, Inc.
   (a) .......................       2,151      75,543
VCA Antech, Inc...............       9,700     200,111
                                             ---------
                                             2,374,838
                                             ---------
SERVICES (COMPUTER
SYSTEMS)--0.6%
CACI International, Inc. (a) .       3,400     179,452
Digital River, Inc. (a) ......       3,586     106,791
                                             ---------
                                               286,243
                                             ---------
SERVICES (DATA
PROCESSING)--0.7%

See accompanying notes.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)

              SECURITY DESCRIPTION                      SHARES        VALUE
              --------------------                      ------        -----
FileNET Corp. (a) .............................          4,652          81,224
Global Payments, Inc...........................          4,523         242,207
                                                                  ------------
                                                                       323,431
                                                                  ------------
STEEL--0.7%
Cleveland-Cliffs, Inc. (a) ....................          1,239         100,198
Steel Dynamics, Inc............................          5,500         212,410
                                                                  ------------
                                                                       312,608
                                                                  ------------
TRUCKING--0.4%
Landstar Systems, Inc. (a) ....................          3,559         208,842
                                                                  ------------
TRUCKS & PARTS--0.7%
Oshkosh Truck Corp.............................          4,015         229,096
Wabash National Corp. (a) .....................          2,930          80,487
                                                                  ------------
                                                                       309,583
                                                                  ------------
WASTE MANAGEMENT--0.9%
Stericycle, Inc. (a) ..........................          5,288         242,719
Waste Connections, Inc. (a) ...................          5,712         180,956
                                                                  ------------
                                                                       423,675
                                                                  ------------
TOTAL COMMON STOCKS--
     (Cost $45,253,568)                                             46,922,709
                                                                  ------------
SHORT TERM INVESTMENTS--0.2%
MONEY MARKET FUND--0.2%
AIM Short Term Investment
     Class Prime Fund 1.67%,
     10/1/04 (Cost $90,461) ...................         90,461          90,461
                                                                  ------------
TOTAL INVESTMENTS--100.0%
     (Cost $45,344,029)                                             47,013,170

OTHER ASSETS AND LIABILITIES--0.0% (b)                                 (17,699)
                                                                  ------------

NET ASSETS--100.0%                                                $ 46,995,471
                                                                  ============
(a) Non-income producing security

(b) Amount shown represents less than 0.1%

See accompanying notes.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

SECURITY DESCRIPTION                              SHARES        VALUE
--------------------                              ------     ----------
COMMON STOCKS--99.8%
AEROSPACE/DEFENSE--0.1%
AAR Corp. (a) ...........................          6,123     $   76,231
                                                             ----------
AGRICULTURE--0.5%
IMC Global, Inc. (a) ....................         22,448        390,371
                                                             ----------
AIRLINES--0.9%
AirTran Holdings, Inc. (a) ..............         18,297        182,238
Alaska Air Group, Inc. (a) ..............          5,874        145,558
Continental Airlines, Inc.
   (Class B) (a) ........................         14,089        120,038
FLYi, Inc. ..............................          8,875         34,701
SkyWest, Inc. ...........................         12,488        187,945
                                                             ----------
                                                                670,480
                                                             ----------
AUTO PARTS & EQUIPMENT--2.8%
ArvinMeritor, Inc. ......................         14,850        278,437
Cooper Tire & Rubber Co. ................         16,006        322,841
Modine Manufacturing Co. ................          6,541        196,950
Snap-on, Inc. ...........................         11,320        311,979
Superior Industries
   International, Inc. ..................          4,600        137,770
The Goodyear Tire & Rubber Co.
   (a) ..................................         37,403        401,708
Tower Automotive, Inc. (a) ..............         11,191         23,389
United Rentals, Inc. (a) ................         14,049        223,239
Visteon Corp. ...........................         26,444        211,288
                                                             ----------
                                                              2,107,601
                                                             ----------
BANKS (REGIONAL)--9.6%
AMCORE Financial, Inc. ..................          4,891        138,807
BancorpSouth, Inc. ......................         15,363        353,195
Chittenden Corp. ........................          9,785        266,641
Citizens Banking Corp. ..................          7,890        256,977
Colonial BancGroup, Inc. ................         28,493        582,682
Commercial Federal Corp. ................          8,503        229,411
Community First Bankshares,
   Inc. .................................          7,829        250,998
F N B Corp. .............................          9,240        204,481
First Midwest Bancorp, Inc. .............          9,894        341,937
First Niagara Financial Group,
   Inc. .................................         16,664        222,964
FirstMerit Corp. ........................         15,436        406,044
Fulton Financial Corp. ..................         25,998        556,357
Greater Bay Bancorp .....................         10,923        314,036
Hudson United Bancorp ...................          9,600        353,760
Old National Bancorp ....................         14,147        351,412
Provident Bankshares Corp. ..............          7,082        237,601
Provident Finacial Services,
   Inc. .................................         16,800        289,800
Republic Bancorp, Inc. ..................         13,678        210,641
Sky Financial Group, Inc. ...............         22,585        564,625
South Financial Group, Inc. .............         14,815        417,783
Sterling Bancshares, Inc. ...............          9,534        128,232
Trustmark Corp. .........................         10,846        337,094
United Bankshares, Inc. .................          8,753        303,292
                                                             ----------
                                                              7,318,770
                                                             ----------
BEVERAGES (NON-ALCOHOLIC)--0.6%
Aqua America, Inc. ......................         19,735        436,341
                                                             ----------
BIOTECHNOLOGY--0.5%
Albany Molecular Research,
   Inc. (a) .............................          4,727         45,379
Gene Logic, Inc. (a) ....................          5,942         22,104
Immunomedics, Inc. (a) ..................          7,934         20,629
Incyte Genomics, Inc. (a) ...............         15,631        150,527
Lexicon Genetics, Inc. (a) ..............          8,780         57,860
Maxygen, Inc. (a) .......................          6,100         60,329
XOMA Ltd. (a) ...........................         18,300         42,456
                                                             ----------
                                                                399,284
                                                             ----------
BROADCASTING (TV, RADIO &
CABLE)--0.4%
Charter Communications, Inc.
   (a) ..................................         56,000        148,960
Insight Communications Co.,
   Inc. (Class A) (a) ...................         10,822         95,233
Sinclair Broadcast Group, Inc. ..........          9,523         69,518
                                                             ----------
                                                                313,711
                                                             ----------
BUILDING MATERIALS GROUP--0.3%
Insituform Technologies, Inc. ...........          5,700        106,419
USG Corp. (a) ...........................          6,875        125,331
                                                             ----------
                                                                231,750
                                                             ----------

CELLULAR/WIRELESS
TELECOMMUNICATIONS--0.2%
Audiovox Corp. (Class A) (a) ............          3,900         65,676
Powerwave Technologies, Inc.
   (a) ..................................         19,752        121,672
                                                             ----------
                                                                187,348
                                                             ----------
CHEMICALS (DIVERSIFIED)--0.4%
Olin Corp. ..............................         14,869        297,380
                                                             ----------
CHEMICALS (SPECIALTY)--3.9%
A. Schulman, Inc. .......................          6,452        142,202
Albemarle Corp. .........................          7,084        248,578
Crompton Corp. ..........................         24,473        232,249
Ferro Corp. .............................          8,965        195,527
Great Lakes Chemical Corp. ..............          9,373        239,949
H.B. Fuller Co. .........................          6,111        167,441
Hercules, Inc. (a) ......................         21,452        305,691
Lubrizol Corp. ..........................         13,905        481,113
Millennium Chemicals, Inc. (a) ..........         13,970        296,304
RPM, Inc. ...............................         24,753        436,890
Sensient Technologies Corp. .............          9,374        202,853
                                                             ----------
                                                              2,948,797
                                                             ----------
COMMUNICATIONS EQUIPMENT--1.6%
Anaren, Inc. (a) ........................          4,049         54,499
Arris Group, Inc. (a) ...................         12,346         64,446
Aspect Communications Corp.
   (a) ..................................          9,000         89,370

See accompanying notes.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS(CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)

SECURITY DESCRIPTION                              SHARES        VALUE
--------------------                              ------      ---------
CommScope, Inc. (a) .....................          9,656        208,570
Harmonic, Inc. (a) ......................         13,142         87,394
Power-One, Inc. (a) .....................         15,600        101,088
REMEC, Inc. (a) .........................         11,276         53,110
RF Micro Devices, Inc. (a) ..............         39,793        252,288
SonicWALL, Inc. (a) .....................         15,211        102,826
Stratex Networks, Inc. (a) ..............         14,543         32,576
Sycamore Networks, Inc. (a) .............         39,297        148,543
Tollgrade Communications, Inc.
   (a) ..................................          2,578         22,661
                                                              ---------
                                                              1,217,371
                                                              ---------
COMPUTERS & BUSINESS
EQUIPMENT--0.1%
Agilysys, Inc. ..........................          6,188        106,991
                                                              ---------
COMPUTERS (HARDWARE)--0.7%
Computer Network Technology
   Corp. (a) ............................          5,428         22,087
Gateway, Inc. (a) .......................         49,373        244,396
McDATA Corp. (Class A) (a) ..............         17,300         87,019
McDATA Corp. (Class B) (a) ..............          5,038         23,679
MRV Communications, Inc. (a) ............         21,989         54,972
Silicon Graphics, Inc. (a) ..............         48,724         69,675
                                                              ---------
                                                                501,828
                                                              ---------
COMPUTERS (NETWORKING)--0.1%
Extreme Networks, Inc. (a) ..............         23,952        106,586
                                                              ---------
COMPUTERS (PERIPHERALS)--1.1%
InFocus Corp. (a) .......................          7,240         66,318
Maxtor Corp. (a) ........................         52,773        274,420
Quantum Corp. (a) .......................         38,505         88,947
Western Digital Corp. (a) ...............         44,523        391,357
                                                              ---------
                                                                821,042
                                                              ---------
COMPUTER
SOFTWARE/SERVICES--4.8%
Advanced Digital Information
   Corp. (a) ............................         13,800        120,060
Agile Software Corp. (a) ................          9,456         74,986
Ariba, Inc. .............................         13,249        123,746
Ascential Software Corp. (a) ............         12,492        168,267
Borland Software Corp. ..................         17,200        143,620
E.piphany, Inc. (a) .....................         15,774         63,569
EarthLink, Inc. (a) .....................         30,905        318,322
Echelon Corp. (a) .......................          7,000         55,160
Entrust, Inc. (a) .......................         10,617         26,861
Interwoven, Inc. (a) ....................          7,555         54,698
JDA Software Group, Inc. ................          6,200         67,084
Manugistics Group, Inc. (a) .............         14,213         33,827
MatrixOne, Inc. (a) .....................          9,482         47,979
Micromuse, Inc. (a) .....................         16,800         61,824
MRO Software, Inc. (a) ..................          4,216         42,160
NetIQ Corp. (a) .........................         12,187        130,401
Parametric Technology Corp.
   (a) ..................................         57,216        302,101
Perot Systems Corp. (Class A)
   (a) ..................................         15,939        255,980
RadiSys Corp. (a) .......................          3,973         55,423
RealNetworks, Inc. (a) ..................         24,042        112,036
Retek, Inc. (a) .........................         11,767         53,658
RSA Security, Inc. (a) ..................         13,629        263,040
S1 Corp. (a) ............................         14,193        113,260
THQ, Inc. (a) ...........................          8,355        162,588
TIBCO Software, Inc. (a) ................         36,642        311,823
Verity, Inc. (a) ........................          7,368         94,900
Vignette Corp. (a) ......................         57,637         76,657
WatchGuard Technologies, Inc.
   (a) ..................................          6,045         28,291
webMethods, Inc. (a) ....................         10,247         54,514
Wind River Systems, Inc. (a) ............         15,387        187,721
                                                              ---------
                                                              3,604,556
                                                              ---------
CONSTRUCTION--0.2%
Granite Construction, Inc. ..............          6,875        164,312
                                                              ---------

CONSUMER
(JEWELRY/NOVELTIES)--0.5%
American Greetings Corp.
   (Class A) (a) ........................         13,564        340,728
                                                              ---------

CONTAINERS (METALS &
GLASS)--1.1%
Crown Holdings, Inc. (a) ................         35,268        363,613
Lattice Semiconductor Corp.
   (a) ..................................         21,531        105,717
Owens-Illinois, Inc. (a) ................         21,677        346,832
                                                              ---------
                                                                816,162
                                                              ---------
CONTAINERS / PACKAGING
(PAPER)--0.1%
Chesapeake Corp. ........................          3,894         93,534
                                                              ---------

DISTRIBUTORS (FOOD &
HEALTH)--0.4%
Chiquita Brands International,
   Inc. (a) .............................          8,732        152,024
PSS World Medical, Inc. (a) .............         13,817        138,723
                                                              ---------
                                                                290,747
                                                              ---------

ELECTRIC COMPANIES--5.3%
Allegheny Energy, Inc. ..................         27,148        433,282
Avista Corp. ............................          9,720        175,932
Black Hills Corp. .......................          6,971        193,654
Cleco Corp. .............................         10,093        174,003
CMS Energy Corp. ........................         34,449        327,955
El Paso Electric Co. (a) ................         10,115        162,548
Hawaiian Electric Industries,
   Inc. .................................         17,145        455,028
IDACORP, Inc. ...........................          8,119        235,938
OGE Energy Corp. ........................         18,692        471,599
PNM Resources, Inc. .....................         11,706        263,502
Sierra Pacific Resources (a) ............         25,009        223,831

See accompanying notes.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)

             SECURITY DESCRIPTION                      SHARES             VALUE
             --------------------                    ----------        ----------
Unisource Energy Corp. ......................             6,787           165,264
Westar Energy, Inc. .........................            18,272           369,094
WPS Resources Corp. .........................             7,908           355,781
                                                                       ----------
                                                                        4,007,411
                                                                       ----------
ELECTRICAL EQUIPMENT--1.6%
Acuity Brands, Inc. .........................             9,101           216,331
Artesyn Technologies, Inc. (a) ..............             8,004            79,880
C&D Technologies, Inc. ......................             5,484           104,306
C-COR.net Corp. (a) .........................             8,470            71,571
Checkpoint Systems, Inc. (a) ................             8,001           124,576
Cohu, Inc. ..................................             4,104            60,657
Plexus Corp. (a) ............................             8,806            97,218
Technitrol, Inc. (a) ........................             7,805           152,197
Thomas & Betts Corp. (a) ....................            12,629           338,710
                                                                       ----------
                                                                        1,245,446
                                                                       ----------
ELECTRONICS (COMPONENT
DISTRIBUTION)--0.6%
GrafTech International Ltd.
  (a) .......................................            20,812           290,327
KEMET Corp. (a) .............................            17,261           139,642
                                                                       ----------
                                                                          429,969
                                                                       ----------
ELECTRONICS (DEFENSE)--0.2%
Aeroflex, Inc. (a) ..........................            15,815           167,165
                                                                       ----------
ELECTRONICS (INSTRUMENT)--1.1%
Mentor Graphics Corp. .......................            15,300           167,764
Methode Electronics, Inc.
   (Class A) ................................             7,625            97,524
Orbotech, Ltd. (a) ..........................             6,889           120,489
PerkinElmer, Inc. ...........................            27,306           470,209
                                                                       ----------
                                                                          855,986
                                                                       ----------
ELECTRONICS
(SEMICONDUCTORS)--1.7%
Adaptec, Inc. (a) ...........................            23,481           178,456
Conexant Systems, Inc. (a) ..................            98,894           159,219
Electro Scientific Industries,
   Inc.......................................             6,000           104,100
ESS Technology, Inc. (a) ....................             6,590            45,141
Integrated Device Technology,
   Inc. (a) .................................            22,700           216,331
Mindspeed Technologies, Inc.
   (a) ......................................            21,200            42,400
Silicon Storage Technology,
   Inc. (a) .................................            16,980           108,163
Skyworks Solutions, Inc. (a) ................            33,200           315,400
Transmeta Corp. (a) .........................            30,930            38,972
TriQuint Semiconductor, Inc.
   (a) ......................................            27,005           105,319
                                                                       ----------
                                                                        1,313,501
                                                                       ----------
ENGINEERING &
CONSTRUCTION--0.4%
Dycom Industries, Inc. (a) ..................            10,282           291,906
                                                                       ----------
EQUIPMENT
(SEMICONDUCTORS)--0.7%
Axcelis Technologies, Inc. (a) ..............            21,345           176,737
Micrel, Inc. ................................            14,200           147,822
Photronics, Inc. ............................             6,000            99,720
Vitesse Semiconductor Corp. .................            46,900           128,037
                                                                       ----------
                                                                          552,316
                                                                       ----------
FINANCIAL (DIVERSIFIED)--14.8%
Annaly Mortgage Management,
   Inc.......................................            25,736           440,858
Arden Realty, Inc. ..........................            13,977           455,371
Brandywine Realty Trust .....................            11,416           325,128
BRE Properties, Inc. (Class A) ..............            10,673           409,310
Capital Automotive REIT .....................             7,856           245,657
CarrAmerica Realty Corp. ....................            11,649           380,922
Catellus Development Corp. ..................            18,700           495,737
Colonial Properties Trust ...................             5,805           233,477
Cousins Properties, Inc. ....................             8,314           285,253
CRT Properties, Inc. ........................             5,683           121,900
Equity Inns, Inc. ...........................             9,072            89,631
First Industrial Realty Trust,
   Inc.......................................             8,828           325,753
Gables Residential Trust ....................             6,241           213,130
Glenborough Realty Trust, Inc. ..............             6,864           142,565
Health Care REIT, Inc. ......................            11,048           388,890
Healthcare Realty Trust, Inc. ...............            10,094           394,070
Highwoods Properties, Inc. ..................            11,406           280,702
Home Properties of New York,
   Inc.......................................             7,145           282,656
HRPT Properties Trust .......................            37,889           416,400
Impac Mortgage Holdings, Inc. ...............            13,711           360,599
Kilroy Realty Corp. .........................             6,068           230,766
Mack-Cali Realty Corp. ......................            12,890           571,027
MeriStar Hospitality Corp. ..................            18,652           101,653
Nationwide Health Properties,
   Inc.......................................            14,171           294,048
Pennsylvania Real Estate
   Investment Trust .........................             7,148           276,342
Platinum Underwriters
   Holdings, Ltd. ...........................             5,773           169,034
Post Properties, Inc. .......................             8,439           252,326
Prentiss Properties Trust ...................             8,314           299,304
Reckson Associates Realty
   Corp......................................            14,937           429,439
Shurgard Storage Centers, Inc.
   (Class A) ................................             9,761           378,727
Sotheby's Holding, Inc. (a) .................             9,670           152,012
Susquehanna Bancshares, Inc. ................             9,876           242,950
Thornburg Mortgage, Inc. ....................            17,697           513,390
TrustCo Bank Corp NY ........................            15,853           203,236
United Dominion Realty Trust,
   Inc.......................................            27,328           541,914
Washington Real Estate
Investment Trust ............................             8,937           270,791
                                                                       ----------
                                                                       11,214,968
                                                                       ----------

See accompanying notes.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)

        SECURITY DESCRIPTION                          SHARES              VALUE
        --------------------                          ------              -----
FOODS--0.1%
Hain Celestial Group, Inc. (a) .........               6,010             106,257
                                                                       ---------
FOOTWEAR--0.6%
Payless ShoeSource, Inc. (a) ...........              14,486             146,743
Stride Rite Corp. ......................               7,927              81,252
Wolverine World Wide, Inc. .............               8,327             209,840
                                                                       ---------
                                                                         437,835
                                                                       ---------
GAMING & LOTTERY--0.1%
Pinnacle Entertainment, Inc.
   (a) .................................               7,194              99,277
                                                                       ---------

GAS & PIPELINE UTILITIES--0.7%
Aquila, Inc. (a) .......................              50,313             156,977
UGI Corp. ..............................              10,835             403,712
                                                                       ---------
                                                                         560,689
                                                                       ---------
GOLD/PRECIOUS METALS
MINING--0.7%
Meridian Gold, Inc. (a) ................              21,143             353,511
Stillwater Mining Co. (a) ..............               8,939             138,554
                                                                       ---------
                                                                         492,065
                                                                       ---------
HEALTH CARE
(DRUGS/PHARMACEUTICALS)--1.0%
Accelrys, Inc. (a) .....................               5,156              33,617
Alpharma, Inc. (Class A) ...............               8,681             158,775
Medarex, Inc. (a) ......................              16,244             119,881
PRAECIS Pharmaceuticals, Inc.
   (a) .................................               9,909              21,800
Valeant Pharmaceuticals
   International .......................              17,925             432,351
                                                                       ---------
                                                                         766,424
                                                                       ---------
HEALTH CARE (HOSPITAL
MANAGEMENT)--0.3%
Province Healthcare Co. (a) ............               9,395             196,543
                                                                       ---------
HEATLH CARE (LONG TERM
CARE)--0.8%
Beverly Enterprises, Inc. (a) ..........              23,097             174,845
Ventas, Inc ............................              17,947             465,186
                                                                       ---------
                                                                         640,031
                                                                       ---------
HEALTH CARE (MEDICAL
PRODUCTS/SUPPLIES)--0.2%
Savient Pharmaceuticals, Inc.
   (a) .................................              11,295              25,978
Viasys Healthcare, Inc. ................               5,700              95,361
                                                                       ---------
                                                                         121,339
                                                                       ---------
HEALTH CARE (SPECIAL
SERVICES)--0.3%
CuraGen Corp. (a) ......................               7,924              43,582
OCA, Inc. ..............................               9,427              44,684
PAREXEL International Corp.
   (a) .................................               5,322             104,311
                                                                       ---------
                                                                         192,577
                                                                       ---------
HOMEBUILDING--0.4%
Champion Enterprises, Inc. (a) .........              15,061             154,978
Fleetwood Enterprises, Inc.
   (a) .................................              11,777             178,775
                                                                       ---------
                                                                         333,753
                                                                       ---------
HOUSEHOLD FURNISHINGS &
APPLIANCES--0.6%
Furniture Brands
   International, Inc. .................              10,866             272,519
La-Z-Boy, Inc. .........................              11,197             169,971
                                                                       ---------
                                                                         442,490
                                                                       ---------
HOUSEWARES--0.2%
Tupperware Corp. .......................              11,104             188,546
                                                                       ---------

INSURANCE (LIFE/HEALTH)--1.4%
AmerUs Group Co. .......................               8,350             342,350
Nationwide Financial Services,
   Inc. (Class A) ......................              12,063             423,532
Presidential Life Corp .................               4,413              75,815
The Phoenix Companies, Inc. ............              19,241             200,491
                                                                       ---------
                                                                       1,042,188
                                                                       ---------
INSURANCE
(PROPERTY/CASUALTY)--2.4%
Allmerica Financial Corp. ..............              11,320             304,282
American Financial Group, Inc. .........               8,199             245,068
First American Corp. ...................              16,699             514,830
Fremont General Corp. ..................              14,241             329,679
Horace Mann Educators Corp. ............               9,166             161,138
Ohio Casualty Corp. (a) ................              13,097             274,120
                                                                       ---------
                                                                       1,829,117
                                                                       ---------
INVESTMENT
BANKING/BROKERAGE--0.6%
Investment Technology Group,
   Inc. (a) ............................              10,010             153,153
Knight Trading Group, Inc. (a) .........              24,855             229,412
LaBranche & Co., Inc. (a) ..............               5,867              49,576
SWS Group, Inc. ........................               2,860              45,989
                                                                       ---------
                                                                         478,130
                                                                       ---------
INVESTMENT MANAGEMENT--0.1%
W.P. Stewart & Co., Ltd ................               4,390              87,756
                                                                       ---------

LEISURE TIME (PRODUCTS)--1.1%
Bally Total Fitness Holding
   Corp. (a) ...........................               6,042              21,993
Callaway Golf Co. ......................              13,950             147,451
JAKKS Pacific, Inc. (a) ................               5,599             128,777
La Quinta Corp. (a) ....................              34,385             268,203
Monaco Coach Corp. .....................               5,848             126,609
Six Flags, Inc. ........................              19,106             103,937
                                                                       ---------
                                                                         796,970
                                                                       ---------
LODGING (HOTELS)--0.1%
Prime Hospitality Corp. (a) ............               8,378             101,960
                                                                       ---------
MACHINERY (DIVERSIFIED)--1.6%

See accompanying notes.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)

       SECURITY DESCRIPTION                          SHARES              VALUE
       --------------------                        ---------           ---------
AGCO Corp. (a) .........................              19,300             436,566
Input/Output, Inc. (a) .................              14,338             147,825
Kaydon Corp. ...........................               6,070             174,634
Presstek, Inc. (a) .....................               6,095              58,939
The Timken Co. .........................              17,459             429,840
                                                                       ---------
                                                                       1,247,804
                                                                       ---------
MANUFACTURING
(DIVERSIFIED)--1.4%
Acuate Corp. (a) .......................              12,137              42,844
Crane Co. ..............................              12,686             366,879
Jacuzzi Brands, Inc. (a) ...............              15,340             142,662
Kaman Corp. (Class A) ..................               4,569              54,554
Stewart & Stevenson Services,
   Inc. ................................               5,294              93,545
Tredegar Corp. .........................               4,617              84,029
Trinity Industries, Inc. ...............               8,446             263,262
                                                                       ---------
                                                                       1,047,775
                                                                       ---------
MANUFACTURING
(SPECIALIZED)--1.7%
Astec Industries, Inc. (a) .............               3,175              60,706
CTS Corp. ..............................               7,369              92,850
Flowserve Corp. (a) ....................              11,752             284,163
IKON Office Solutions, Inc. ............              26,450             317,929
Ionics, Inc. (a) .......................               3,662              98,874
Oakley, Inc. ...........................               5,469              65,081
Regal-Beloit Corp. .....................               4,996             120,853
York International Corp. ...............               8,851             279,603
                                                                       ---------
                                                                       1,320,059
                                                                       ---------
METAL FABRICATORS--0.3%
General Cable Corp. (a) ................               7,778              82,758
RTI International Metals, Inc.
   (a) .................................               4,175              80,870
Ryerson Tull, Inc. .....................               4,637              79,617
                                                                       ---------
                                                                         243,245
                                                                       ---------
METALS MINING--0.9%
Coeur d' Alene Mines Corp. (a) .........              45,509             215,713
Massey Energy Co. ......................              16,248             470,054
                                                                       ---------
                                                                         685,767
                                                                       ---------
NATURAL GAS (DISTRIBUTION/PIPE
LINE)--4.6%
AGL Resources, Inc. ....................              12,780             393,241
Atmos Energy Corp. .....................              13,045             328,603
Dynegy, Inc. (Class A) (a) .............              60,310             300,947
Northwest Natural Gas Co. ..............               5,850             185,620
NUI Corp. ..............................               3,371              44,969
ONEOK, Inc. ............................              20,547             534,633
Peoples Energy Corp. ...................               7,995             333,232
Piedmont Natural Gas Co., Inc. .........               7,633             335,394
Southern Union Co. (a) .................              15,307             313,798
Vectren Corp. ..........................              16,245             409,049
WGL Holdings, Inc. .....................              10,410             294,187
                                                                       ---------
                                                                       3,473,673
                                                                       ---------
OFFICE EQUIPMENT &
SUPPLIES--0.2%
Steelcase, Inc. (Class A) ..............               9,832             137,648
                                                                       ---------

OIL (INTERNATIONAL
INTEGRATED)--0.5%
Tesoro Petroleum Corp. (a) .............              14,079             415,753
                                                                       ---------
OIL & GAS (DRILLING &
EQUIPMENT)--1.3%
Global Industries, Inc. (a) ............              15,377              95,030
Grey Wolf, Inc. (a) ....................              39,792             194,583
Key Energy Services, Inc. (a) ..........              27,863             307,886
Offshore Logistics, Inc. (a) ...........               4,655             160,225
Parker Drilling Co. (a) ................              19,447              71,370
Superior Energy Services, Inc.
   (a) .................................              12,104             156,384
                                                                       ---------
                                                                         985,478
                                                                       ---------
OIL & GAS
(EXPLORATION/PRODUCTS)--1.6%
Core Laboratories N.V. (a) .............               5,401             132,810
Forest Oil Corp. (a) ...................              10,858             327,043
Newpark Resources, Inc. (a) ............              17,929             107,574
Plains Exploration &
   Production Co. ......................              16,400             391,304
Vintage Petroleum, Inc. ................              11,569             232,190
                                                                       ---------
                                                                       1,190,921
                                                                       ---------
OIL & GAS (REFINING &
MARKETING)--0.3%
Hanover Compressor Co. (a) .............              14,386             193,492
                                                                       ---------

PAPER & FOREST PRODUCTS--1.2%
Caraustar Industries, Inc. (a) .........               6,040             101,291
Louisiana-Pacific Corp. ................              21,874             567,630
Pope & Talbot, Inc. ....................               3,122              54,947
Wausau-Mosinee Paper Corp. .............              10,313             171,712
                                                                       ---------
                                                                         895,580
                                                                       ---------
PERSONAL CARE--0.4%
Perrigo Co. (a) ........................              13,145             270,130
                                                                       ---------

PUBLISHING (NEWSPAPERS)--0.2%
Hollinger International, Inc. ..........               9,767             168,871
                                                                       ---------

RAILROADS--0.6%
GATX Corp. .............................               9,227             245,992
Kansas City Southern
   Industries, Inc. (a) ................              13,406             203,369
                                                                       ---------
                                                                         449,361
                                                                       ---------
RESTAURANTS--1.0%
Bob Evans Farms, Inc. ..................               7,529             204,488
Jack in the Box, Inc. (a) ..............               7,785             247,018
Lone Star Steakhouse & Saloon,
   Inc. ................................               4,158             107,401
Ryan's Restaurant Group, Inc.
   (a) .................................               8,565             127,105

See accompanying notes.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)

          SECURITY DESCRIPTION                      SHARES               VALUE
          --------------------                     ---------           ---------
Triarc Companies, Inc. .................               3,807              43,666
                                                                       ---------
                                                                         729,678
                                                                       ---------
RETAIL (DEPARTMENT
STORES)--0.8%
Dillards, Inc. (Class A) ...............              14,648             289,152
Saks, Inc. (a) .........................              26,889             324,012
                                                                       ---------
                                                                         613,164
                                                                       ---------
RETAIL (DISCOUNTERS)--0.6%
Big Lots, Inc. (a) .....................              24,638             301,323
Dress Barn, Inc. (a) ...................               4,320              75,384
ShopKo Stores, Inc. (a) ................               6,268             109,126
                                                                       ---------
                                                                         485,833
                                                                       ---------
RETAIL (SPECIALTY)--1.9%
Borders Group, Inc. ....................              16,587             411,358
Casey's General Stores, Inc. ...........               9,992             185,751
Genesco, Inc. (a) ......................               4,652             109,555
Hollywood Entertainment Corp. ..........              12,100             119,427
Nautilus Group, Inc. ...................               6,294             142,181
Pier 1 Imports, Inc. ...................              16,947             306,402
The Pep Boys - Manny, Moe &
  Jack .................................              12,324             172,536
                                                                       ---------
                                                                       1,447,210
                                                                       ---------
RETAIL (SPECIALTY
APPAREL)--0.4%
Charming Shoppes, Inc. (a) .............              24,565             174,903
The Cato Corp. (Class A) ...............               4,101              91,247
                                                                       ---------
                                                                         266,150
                                                                       ---------
RETAIL STORES (DRUG
STORE)-0.2%
Longs Drug Stores Corp. ................               6,393             154,711
                                                                       ---------

RETAIL STORES (FOOD
CHAINS)--0.1%
Wild Oats Markets, Inc. (a) ............               5,372              46,414
Winn-Dixie Stores, Inc. ................              16,600              51,294
                                                                       ---------
                                                                          97,708
                                                                       ---------
SAVINGS & LOAN COMPANIES--0.9%
Anchor BanCorp Wisconsin, Inc. .........               4,592             118,933
NetBank, Inc. ..........................               9,999             100,090
OceanFirst Financial Corp. .............               1,927              46,749
Washington Federal, Inc. ...............              16,762             421,564
                                                                       ---------
                                                                         687,336
                                                                       ---------
SERVICES
(ADVERTISING/MARKETING)--0.9%
Acxiom Corp. ...........................              18,378             436,294
DoubleClick, Inc. (a) ..................              25,400             150,114
ValueVision Media, Inc. (Class A)
  (a) ..................................               5,500              73,645
                                                                       ---------
                                                                         660,053
                                                                       ---------
SERVICES (COMMERCIAL &
CONSUMER)--1.5%
NCO Group, Inc. (a) ....................               6,230             167,899
PRG Shultz International, Inc.
  (a) ..................................              11,005              63,169
Quanta Services, Inc. (a) ..............              16,526              99,982
Service Corp. International
  (a) ..................................              72,105             447,772
Stewart Enterprises, Inc.
  (Class A) (a) ........................              20,516             142,586
TeleTech Holdings, Inc. (a) ............               7,923              74,793
Viad Corp. .............................               4,700             111,531
                                                                       ---------
                                                                       1,107,732
                                                                       ---------
SERVICES (COMPUTER
SYSTEMS)--1.3%
CIBER, Inc. (a) ........................              11,862              89,202
eFunds Corp. (a) .......................              10,253             190,603
Ingram Micro, Inc. (Class A)
  (a) ..................................              26,735             430,434
Iomega Corp. (a) .......................              10,286              47,830
Keane, Inc. (a) ........................              11,553             177,454
Safeguard Scientifics, Inc.
  (a) ..................................              25,021              46,789
                                                                       ---------
                                                                         982,312
                                                                       ---------
SERVICES (DATA
PROCESSING)--0.2%
CSG Systems International,
  Inc. (a) .............................              10,109             155,780
                                                                       ---------

SERVICES (EMPLOYMENT)--0.4%
MPS Group, Inc. (a) ....................              22,481             189,065
Spherion Corp. (a) .....................              12,358              96,640
                                                                       ---------
                                                                         285,705
                                                                       ---------
SHIPPING-0.4%
Alexander & Baldwin, Inc. ..............               8,669             294,226
                                                                       ---------

SPECIALTY PRINTING--0.1%
Bowne & Co., Inc. ......................               7,520              97,685
                                                                       ---------
STEEL-1.3%
AK Steel Holding Corp. (a) .............              21,970             179,275
Allegheny Technologies, Inc. ...........              16,596             302,877
The Shaw Group, Inc. (a) ...............              13,621             163,452
Worthington Industries, Inc ............              14,939             318,948
                                                                       ---------
                                                                         964,552
                                                                       ---------
TELEPHONE--0.2%
Cincinnati Bell, Inc. (a) ..............              52,317             182,586
                                                                       ---------

TEXTILES (APPAREL)--0.5%
Phillips-Van Heusen Corp. ..............               5,373             119,711
Russell Corp. ..........................               6,098             102,690
Tommy Hilfiger Corp. (a) ...............              19,607             193,521
                                                                       ---------
                                                                         415,922
                                                                       ---------
TEXTILES (HOME
FURNISHINGS)--0.1%
Interface, Inc. (Class A) (a) ..........               8,887              71,274
                                                                        --------
TEXTILES (SPECIALTY)--0.1%

See accompanying notes.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)

       SECURITY DESCRIPTION                   SHARES               VALUE
-----------------------------------        ------------         ------------
Unifi, Inc. (a) ...................               9,723               22,168
Wellman, Inc. .....................               6,679               56,638
                                                                ------------
                                                                      78,806
                                                                ------------
TOBACCO--0.4%
Loews Corp. .......................              11,360              276,843
                                                                ------------
TRUCKING--0.6%
USF Corp. .........................               5,920              212,469
Werner Enterprises, Inc. ..........              12,115              233,940
                                                                ------------
                                                                     446,409
                                                                ------------
WASTE MANAGEMENT--0.1%
Casella Waste Systems, Inc. .......
  (Class A) (a) ...................               3,447               40,812
                                                                ------------
TOTAL COMMON STOCKS--
(Cost $72,680,214) ................                               75,702,580
                                                                ------------
SHORT TERM INVESTMENTS--0.2%
MONEY MARKET FUND--0.2%
AIM Short Term Investment
  Class Prime Fund (Cost
  $199,370) .......................             199,370              199,370
                                                                ------------
TOTAL INVESTMENTS--100.0%
  (Cost $72,879,584)                                              75,901,950

OTHER ASSETS AND LIABILITIES--0.0% (b)                               (31,160)
                                                                ------------
NET ASSETS--100.0%                                              $ 75,870,790
                                                                ============

(a)   Non-income producing security

(b)   Amount shown represents less than 0.1%

See accompanying notes.

STREETTRACKS DOW JONES GLOBAL TITANS INDEX FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

                            SECURITY DESCRIPTION                             SHARES              VALUE
                            --------------------                           -----------        -----------
COMMON STOCKS--99.7%
FINLAND--1.1%
Nokia OYJ ADR .....................................................             64,893        $   890,332
                                                                                              -----------

FRANCE--2.2%
TotalFinaElf S.A. ADR .............................................             17,160          1,753,237
                                                                                              -----------

GERMANY--1.6%
DaimlerChrysler AG (a) ............................................             11,579            479,602
Siemens AG ADR ....................................................             11,655            858,974
                                                                                              -----------
TOTAL GERMANY                                                                                   1,338,576
                                                                                              -----------

ITALY--1.0%
Eni SpA ADR .......................................................              7,115            799,014
                                                                                              -----------

JAPAN--2.2%
Toyota Motor Corp. ADR ............................................             23,742          1,813,414
                                                                                              -----------

NETHERLANDS--2.7%
ING Groep N.V. ADR ................................................             27,181            687,136
Royal Dutch Petroleum Co.
   (N.Y. Shares) ..................................................             28,920          1,492,272
                                                                                              -----------
TOTAL NETHERLANDS                                                                               2,179,408
                                                                                              -----------

SOUTH KOREA--0.9%
Samsung Electronics Co., Ltd GDR (1)...............................              3,550            702,900
                                                                                              -----------

SWITZERLAND--6.1%
Nestle S.A ........................................................              5,565          1,276,079
Novartis AG ADR ...................................................             34,908          1,629,156
Roche Holding AG (a) ..............................................              9,776          1,011,108
UBS AG ............................................................             14,649          1,030,264
                                                                                              -----------
TOTAL SWITZERLAND                                                                               4,946,607
                                                                                              -----------

UNITED KINGDOM--16.0%
AstraZeneca PLC ADR ...............................................             21,930            901,981
Barclays PLC ADR ..................................................             22,419            867,391
BP PLC ADR ........................................................             50,195          2,887,718
GlaxoSmithKline PLC ADR ...........................................             40,978          1,791,968
HBOS PLC (a) ......................................................             53,689            724,821
HSBC Holdings PLC ADR .............................................             30,626          2,443,955
Royal Bank of Scotland Group
   PLC ADR (a) ....................................................             41,503          1,198,723
Vodafone Group PLC ADR ............................................             92,491          2,229,958
                                                                                              -----------
TOTAL UNITED KINGDOM                                                                           13,046,515
                                                                                              -----------

UNITED STATES--65.9%
Abbott Laboratories ...............................................             21,663            917,645
Altria Group, Inc. ................................................             28,541          1,342,569
American International Group,
   Inc. ...........................................................             31,858          2,166,025
Bank of America Corp. .............................................             56,554          2,450,485
BellSouth Corp. ...................................................             25,487            691,207
ChevronTexaco Corp. ...............................................             29,814          1,599,223
Cisco Systems, Inc. (a) ...........................................             93,918          1,699,916
Citigroup, Inc. ...................................................             71,919          3,173,066
Dell, Inc. (a) ....................................................             30,881          1,099,364
Eli Lilly & Co. ...................................................             13,394            804,310
Exxon Mobil Corp. .................................................             90,878          4,392,134
General Electric Co. ..............................................            146,837          4,930,786
Intel Corp. .......................................................             89,204          1,789,432
International Business
   Machines Corp. .................................................             23,892          2,048,500
J.P. Morgan Chase & Co. ...........................................             49,483          1,965,960
Johnson & Johnson, Inc. ...........................................             41,263          2,324,345
Merck & Co., Inc. .................................................             30,908          1,019,964
Microsoft Corp. ...................................................            142,658          3,944,494
Morgan Stanley ....................................................             13,969            688,672
PepsiCo, Inc. .....................................................             23,530          1,144,734
Pfizer, Inc. ......................................................            104,999          3,212,969
SBC Communications, Inc. ..........................................             46,008          1,193,908
The Coca-Cola Co. .................................................             31,168          1,248,278
The Procter & Gamble Co. ..........................................             35,738          1,934,141
The Walt Disney Co. ...............................................             28,546            643,712
Time Warner, Inc. (a) .............................................             60,968            984,024
Verizon Communications, Inc. ......................................             38,514          1,516,681
Wal-Mart Stores, Inc. .............................................             36,712          1,953,078
Wyeth .............................................................             18,553            693,882
                                                                                              -----------
TOTAL UNITED STATES                                                                            53,573,504
                                                                                              -----------

TOTAL COMMON STOCKS--
  (Cost $83,604,718) ..............................................                            81,043,507
                                                                                              -----------

SHORT TERM INVESTMENTS--0.1%
UNITED STATES--0.1%
AIM Short Term Investment
  Class Prime Fund (Cost
  $62,199 ) .......................................................             62,199             62,199
                                                                                              -----------
TOTAL INVESTMENTS--99.8%
  (Cost $83,666,917) ..............................................                            81,105,706

OTHER ASSETS AND LIABILITIES--0.2% ................................                               146,178
                                                                                              -----------

NET ASSETS--100.0%                                                                            $81,251,884
                                                                                              ===========

(a) Non-income producing security

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

(1) = Security purchased pursuant to rule 144A of the Security Act of 1933. This security, which represents 0.9% of net assets as of September 30, 2004, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 See accompanying notes.

                 STREETTRACKS DOW JONES GLOBAL TITANS INDEX FU

                             SCHEDULE OF INVESTMENTS
                      ANALYSIS OF INDUSTRY CLASSIFICATIONS
                               September 30, 2004

                                                               PERCENT OF
                          INDUSTRY                             NET ASSETS      VALUE
                          --------                             ----------      -----
Automobiles ...........................................           2.8         2,293,016
Banks (Money Center) ..................................           6.0         4,894,440
Banks (Regional) ......................................           2.5         2,066,114
Beverages (Non-Alcoholic) .............................           1.5         1,248,278
Broadcasting (Tv, Radio & Cable) ......................           6.1         4,930,786
Cellular/Wireless Telecommunications ..................           2.7         2,229,958
Communications Equipment ..............................           1.1           890,332
Computers (Hardware) ..................................           3.9         3,147,864
Computers (Networking) ................................           2.1         1,699,916
Computer Software/Services ............................           4.8         3,944,494
Electrical Equipment ..................................           1.1           858,974
Electronics (Semiconductors) ..........................           3.1         2,492,332
Entertainment .........................................           2.0         1,627,736
Financial (Diversified) ...............................           8.1         6,552,518
Foods .................................................           3.0         2,420,814
Health Care (Diversified) .............................           4.0         3,241,989
Health Care (Drugs/Pharmaceuticals) ...................          13.6        11,065,338
Household Products (Non-Durable) ......................           2.4         1,934,141
Insurance (Life/Health) ...............................           0.8           687,136
Insurance (Multi-Line) ................................           2.7         2,166,025
Investment Management .................................           1.3         1,030,264
Oil (International Integrated) ........................          15.9        12,923,599
Retail (General Merchandising Chain) ..................           2.4         1,953,078
Telephone .............................................           4.2         3,401,796
Tobacco ...............................................           1.6         1,342,569
Money Market Fund .....................................           0.1            62,199
                                                                 ----       -----------
     TOTAL ............................................          99.8%      $81,105,706
                                                                 ====       ===========

See notes to financial statements.

STREETTRACKS WILSHIRE REIT INDEX FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

         SECURITY DESCRIPTION                     SHARES              VALUE
         --------------------                   -----------        -----------
COMMON STOCKS--99.5%
REAL ESTATE INVESTMENT
TRUST--99.5%
Acadia Realty Trust ....................             57,705        $   851,149
Affordable Residential
   Communities .........................             80,829          1,180,103
Alexandria Real Estate
   Equities, Inc........................             38,285          2,516,090
AMB Property Corp.......................            163,173          6,040,664
Amli Residential Properties
   Trust ...............................             50,073          1,529,730
Apartment Investment &
   Management Co. (Class A) ............            186,811          6,497,287
Archstone-Smith Trust ..................            386,132         12,217,216
Arden Realty, Inc.......................            129,251          4,210,998
Associated Estates Realty
   Corp.................................             38,717            386,783
Avalonbay Communities, Inc..............            141,948          8,548,109
Bedford Property Investors,
   Inc..................................             31,962            969,727
Boston Properties, Inc..................            213,625         11,832,689
Boykin Lodging Co. (a) .................             34,377            289,111
Brandywine Realty Trust ................            105,677          3,009,681
BRE Properties, Inc. (Class A) .........             98,915          3,793,390
Camden Property Trust ..................             78,782          3,639,728
CarrAmerica Realty Corp.................            107,218          3,506,029
Catellus Development Corp...............            202,347          5,364,219
CBL & Associates Properties,
   Inc..................................             60,844          3,708,442
CenterPoint Properties Corp.............             95,208          4,149,165
Chelsea Property Group, Inc.............             87,095          5,844,075
Colonial Properties Trust ..............             53,681          2,159,050
Cornerstone Realty Income
   Trust, Inc...........................            110,070          1,074,283
Corporate Office Properties
   Trust ...............................             66,989          1,716,258
Cousins Properties, Inc.................             96,701          3,317,811
Crescent Real Estate Equities
   Co ..................................            196,149          3,087,385
CRT Properties, Inc.....................             53,021          1,137,300
Developers Diversified Realty
   Corp.................................            201,825          7,901,449
Duke Realty Corp........................            280,624          9,316,717
EastGroup Properties, Inc...............             41,517          1,378,364
Equity Inns, Inc........................             89,675            885,989
Equity Office Properties Trust .........            795,082         21,665,984
Equity One, Inc.........................            140,035          2,747,487
Equity Residential .....................            552,873         17,139,063
Essex Property Trust, Inc...............             45,310          3,255,524
Federal Realty Investment
   Trust ...............................            102,219          4,497,636
FelCor Lodging Trust, Inc. (a) .........            117,262          1,326,233
First Industrial Realty Trust,
   Inc..................................             81,326          3,000,929
Gables Residential Trust ...............             57,788          1,973,460
General Growth Properties,
   Inc..................................            431,386         13,372,966
Glenborough Realty Trust, Inc...........             63,047          1,309,486
Glimcher Realty Trust ..................             70,075          1,702,823
Heritage Property Investment
   Trust ...............................             92,236          2,690,524
Highwoods Properties, Inc...............            105,853          2,605,042
Home Properties of New York,
   Inc..................................             65,681          2,598,340
Hospitality Properties Trust ...........            132,559          5,632,432
Host Marriott Corp. (a) ................            684,547          9,604,194
HRPT Properties Trust ..................            349,882          3,845,203
Innkeepers USA Trust ...................             74,277            924,006
Kilroy Realty Corp......................             56,060          2,131,962
Kimco Realty Corp.......................            219,431         11,256,810
LaSalle Hotel Properties ...............             55,261          1,525,204
Liberty Property Trust .................            167,093          6,656,985
Macerich Co ............................            116,723          6,220,169
Mack-Cali Realty Corp...................            119,493          5,293,540
Maguire Properties, Inc.................             84,192          2,046,708
Manufactured Home Communities,
   Inc..................................             45,076          1,498,326
MeriStar Hospitality Corp. (a) .........            172,239            938,703
Mid-America Apartment
   Communities, Inc.....................             40,262          1,568,205
Mills Corp..............................            105,892          5,492,618
New Plan Excel Realty Trust ............            201,758          5,043,950
Pan Pacific Retail Properties,
   Inc..................................             79,868          4,320,859
Parkway Properties, Inc.................             21,660          1,006,107
Pennsylvania Real Estate
   Investment Trust ....................             71,104          2,748,881
Post Properties, Inc....................             78,521          2,347,778
Prentiss Properties Trust ..............             88,485          3,185,460
ProLogis ...............................            358,791         12,643,795
PS Business Parks, Inc..................             43,059          1,715,901
Public Storage, Inc.....................            253,971         12,584,263
Ramco-Gershenson Properties
   Trust ...............................             33,182            898,569
Reckson Associates Realty
   Corp.................................            138,047          3,968,851
Regency Centers Corp....................            120,113          5,584,053
Rouse Co................................            203,163         13,587,541
Saul Centers, Inc.......................             32,145          1,056,928
Shurgard Storage Centers, Inc.
   (Class A) ...........................             90,729          3,520,285
Simon Property Group, Inc...............            410,656         22,023,481
SL Green Realty Corp....................             76,466          3,961,703
Sovran Self Storage, Inc................             29,356          1,150,168
Summit Properties, Inc..................             62,050          1,678,453
Sun Communities, Inc....................             37,469          1,468,410
Tanger Factory Outlet Centers,
   Inc..................................             27,028          1,210,314

See accompanying notes.

STREETTRACKS WILSHIRE REIT INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)

       SECURITY DESCRIPTION                   SHARES              VALUE
       --------------------                ------------        ------------
Taubman Centers, Inc...............              98,528           2,544,978
Town & Country Trust ..............              34,409             875,709
Trizec Properties, Inc.............             299,493           4,782,903
United Dominion Realty Trust,
  Inc..............................             252,420           5,005,489
Vornado Realty Trust ..............             248,015          15,545,580
Washington Real Estate
  Investment Trust ................              82,447           2,498,144
Weingarten Realty
  Investors .......................             168,903           5,575,488
Winston Hotels, Inc................              51,937             555,726
                                                               ------------
                                                                409,669,320
                                                               ------------
TOTAL COMMON STOCKS--
  (Cost $389,161,770)                                           409,669,320
                                                               ------------
SHORT TERM INVESTMENTS--0.1%
MONEY MARKET FUND--0.1%
AIM Short Term Investment
  Class Prime Fund (Cost
  $460,438) .......................             460,438             460,438
                                                               ------------

TOTAL INVESTMENTS--99.6%
  (Cost $389,622,208)                                           410,129,758

OTHER ASSETS AND
  LIABILITIES--0.4%                                               1,634,533
                                                               ------------
NET ASSETS--100.0%                                             $411,764,291
                                                               ============

(a)   Non-income producing security

See accompanying notes.

STREETTRACKS MORGAN STANLEY TECHNOLOGY INDEX FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

            SECURITY DESCRIPTION                       SHARES                VALUE
            --------------------                     ------------         ------------
COMMON STOCKS--100.0%
CELLULAR/WIRELESS
TELECOMMUNICATIONS--4.0%
Motorola, Inc................................              54,422         $    981,773
                                                                          ------------

COMMUNICATIONS EQUIPMENT--12.3%
Nokia OYJ ADR ...............................              41,972              575,856
QUALCOMM, Inc................................              28,143            1,098,702
Telefonaktiebolaget LM
   Ericsson ADR .............................              42,695            1,333,792
                                                                          ------------
                                                                             3,008,350
                                                                          ------------
COMPUTERS (HARDWARE)--12.2%
Dell, Inc. (a) ..............................              21,666              771,310
Hewlett-Packard Co...........................              32,448              608,400
International Business
   Machines Corp.............................               7,728              662,599
Juniper Networks, Inc. (a) ..................              39,791              939,067
                                                                          ------------
                                                                             2,981,376
                                                                          ------------
COMPUTERS (NETWORKING)--5.3%
Accenture Ltd. Bermuda (Class
   A) (a) ...................................              28,078              759,510
Cisco Systems, Inc. (a) .....................              30,226              547,090
                                                                          ------------
                                                                             1,306,600
                                                                          ------------
COMPUTERS (PERIPHERALS)--2.6%
EMC Corp. (a) ...............................              55,363              638,889
                                                                          ------------

COMPUTER
SOFTWARE/SERVICES--29.6%
Computer Associates
   International, Inc........................              28,731              755,625
eBay, Inc. (a) ..............................              11,723            1,077,813
Electronic Arts Inc. (a) ....................              15,617              718,226
Intuit, Inc. (a) ............................              14,089              639,641
Microsoft Corp. (a) .........................              26,275              726,504
Oracle Corp. (a) ............................              54,899              619,261
PeopleSoft, Inc. (a) ........................              32,566              646,435
Seagate Technology (a) ......................              40,795              551,548
VERITAS Software Corp. (a) ..................              19,834              353,045
Yahoo!, Inc. (a) ............................              34,097            1,156,229
                                                                          ------------
                                                                             7,244,327
                                                                          ------------
ELECTRONICS (COMPONENT
DISTRIBUTION)--2.6%
Flextronics International Ltd.
   (a) ......................................              48,303              640,015
                                                                          ------------
ELECTRONICS (INSTRUMENT)--2.3%
Agilent Technologies, Inc. (a) ..............              25,697              554,284
                                                                          ------------
ELECTRONICS
(SEMICONDUCTORS)--13.4%
Broadcom Corp. (Class A) (a) ................              21,476              586,080
Intel Corp...................................              23,496              471,330
Micron Technology, Inc. (a) .................              58,397              702,516
STMicroelectronics N.V. (N.Y.
   Shares) ..................................              27,117              468,582
Texas Instruments, Inc.......................              25,417              540,873
Xilinx, Inc..................................              19,127              516,429
                                                                          ------------
                                                                             3,285,810
                                                                          ------------
EQUIPMENT (SEMICONDUCTORS)--2.2%
Applied Materials, Inc. (a) .................              33,121              546,165
                                                                          ------------
RETAIL (SPECIALTY)--2.5%
Amazon.com, Inc. (a) ........................              14,623              597,496
                                                                          ------------
SERVICES (COMMERCIAL &
CONSUMER)--2.0%
InterActiveCorp (a) .........................              21,797              479,970
                                                                          ------------
SERVICES (COMPUTER SYSTEMS)--2.5%
Electronic Data Systems Corp.................              30,859              598,356
                                                                          ------------
SERVICES (DATA PROCESSING)--6.5%
Automatic Data Processing,
   Inc.......................................              18,792              776,485
First Data Corp..............................              18,553              807,056
                                                                          ------------
                                                                             1,583,541
                                                                          ------------
TOTAL COMMON STOCKS--
   (Cost $35,069,047)                                                       24,446,952
                                                                          ------------
SHORT TERM INVESTMENTS--0.0% (b)
MONEY MARKET FUND--0.0% (b)
AIM Short Term Investment
   Class Prime Fund (Cost $9,141) ...........               9,141                9,141
                                                                          ------------
TOTAL INVESTMENTS--100.0%
   (Cost $35,078,188)                                                       24,456,093

OTHER ASSETS AND LIABILITIES--0.0% (b)                                          (2,354)
                                                                          ------------
NET ASSETS--100.0%                                                        $ 24,453,739
                                                                          ============

(a) Non-income producing security

(b) Amount shown represents less than 0.1%

ADR = American Depository Receipt

See accompanying notes.

FORTUNE 500 INDEX FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

        SECURITY DESCRIPTION                     SHARES            VALUE
        --------------------                   ----------        ----------
COMMON STOCKS--99.8%
AEROSPACE/DEFENSE--1.3%
General Dynamics Corp..................             2,368        $  241,773
Goodrich Corp..........................             1,357            42,556
L-3 Communications Holdings,
   Inc.................................             1,229            82,343
Lockheed Martin Corp...................             5,180           288,940
Northrop Grumman Corp..................             4,136           220,573
The Boeing Co..........................             9,858           508,870
                                                                 ----------
                                                                  1,385,055
                                                                 ----------
AGRICULTURE--0.1%
Monsanto Co............................             3,011           109,661
                                                                 ----------
AIRLINES--0.1%
AMR Corp. (a) .........................             1,667            12,219
Continental Airlines, Inc.
   (Class B) (a) ......................               760             6,475
Delta Air Lines, Inc. (a) .............             1,458             4,797
Northwest Airlines Corp.
   (Class A) (a) ......................             1,023             8,399
Southwest Airlines Co..................             9,294           126,584
                                                                 ----------
                                                                    158,474
                                                                 ----------
ALUMINUM--0.3%
Alcoa, Inc.............................            10,205           342,786
                                                                 ----------
AUTOMOBILES--0.7%
Ford Motor Co..........................            21,182           297,607
General Motors Corp....................             6,623           281,345
Group 1 Automotive, Inc. (a) ..........               273             7,448
Harley-Davidson, Inc...................             3,477           206,673
United Auto Group, Inc.................               492            12,344
                                                                 ----------
                                                                    805,417
                                                                 ----------
AUTO PARTS & EQUIPMENT--0.3%
American Axle & Manufacturing
   Holdings, Inc.......................               580            16,971
ArvinMeritor, Inc......................               824            15,450
Autoliv, Inc...........................             1,120            45,248
Collins & Aikman Corp. (a) ............               535             2,236
Cooper Tire & Rubber Co................               868            17,507
Dana Corp..............................             1,756            31,064
Delphi Corp............................             6,600            61,314
Genuine Parts Co.......................             2,065            79,255
Lear Corp..............................               779            42,416
Tenneco Automotive, Inc. (a) ..........               317             4,153
The Goodyear Tire & Rubber Co.
   (a) ................................             1,773            19,042
Visteon Corp...........................             1,534            12,257
                                                                 ----------
                                                                    346,913
                                                                 ----------
BANKS (MAJOR REGIONAL)--3.4%
BB&T Corp..............................             6,430           255,207
Comerica, Inc..........................             2,065           122,558
Fifth Third BanCorp ...................             6,582           323,966
KeyCorp ...............................             4,805           151,838
Mellon Financial Corp..................             5,092           140,997
National City Corp.....................             7,723           298,262
PNC Financial Services Group ..........             3,254           176,041
SunTrust Banks, Inc....................             3,336           234,888
The Bank of New York Co., Inc..........             9,121           266,060
U.S. Bancorp ..........................            21,968           634,875
Wells Fargo & Co.......................            19,723         1,176,083
                                                                 ----------
                                                                  3,780,775
                                                                 ----------
BANKS (MONEY CENTER)--2.5%
Bank of America Corp...................            47,400         2,053,842
Wachovia Corp..........................            15,292           717,959
                                                                 ----------
                                                                  2,771,801
                                                                 ----------
BEVERAGES (ALCOHOLIC)--0.4%
Adolph Coors Co. (Class B) ............               415            28,187
Anheuser-Busch Cos., Inc...............             9,371           468,081
                                                                 ----------
                                                                    496,268
                                                                 ----------
BEVERAGES (NON-ALCOHOLIC)--1.2%
Coca-Cola Enterprises, Inc.............             5,421           102,457
PepsiAmericas, Inc.....................             1,762            33,654
The Coca-Cola Co.......................            28,259         1,131,773
The Pepsi Bottling Group, Inc..........             3,089            83,866
                                                                 ----------
                                                                  1,351,750
                                                                 ----------
BIOTECHNOLOGY--1.1%
Amgen, Inc. (a) .......................            15,085           855,018
Boston Scientific Corp. (a) ...........             9,848           391,261
                                                                 ----------
                                                                  1,246,279
                                                                 ----------
BROADCASTING (TV, RADIO &
CABLE)--5.0%
Cablevision Systems New York
   Group (Class A) (a) ................             3,497            70,919
Clear Channel Communications,
   Inc.................................             6,847           213,421
Comcast Corp. (Class A) (a) ...........            26,160           738,759
Cox Communications, Inc.
   (Class A) (a) ......................             7,331           242,876
EchoStar Communications Corp.
   (Class A) (a) ......................             5,292           164,687
General Electric Co....................           123,123         4,134,470
                                                                 ----------
                                                                  5,565,132
                                                                 ----------
BUILDING MATERIALS GROUP--0.2%
Masco Corp.............................             5,169           178,486
USG Corp. (a) .........................               318             5,797
                                                                 ----------
                                                                    184,283
                                                                 ----------
CELLULAR/WIRELESS
TELECOMMUNICATIONS--1.1%
AT&T Wireless Services, Inc.
   (a) ................................            32,048           473,669
Motorola, Inc..........................            27,166           490,075
Nextel Communications, Inc.
   (Class A) (a) ......................            12,959           308,943
                                                                 ----------
                                                                  1,272,687
                                                                 ----------
CHEMICALS--1.4%
Air Products and Chemicals,
   Inc.................................             2,685           146,010

See accompanying notes.

FORTUNE 500 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)

         SECURITY DESCRIPTION                    SHARES            VALUE
         --------------------                   ---------        ---------
E. I. du Pont de Nemours & Co. .........           11,607          496,780
Eastman Chemical Co. ...................              914           43,461
Lyondell Chemical Co. ..................            2,118           47,570
Praxair, Inc. ..........................            3,831          163,737
Rohm & Haas Co. ........................            2,617          112,452
The Dow Chemical Co. ...................           10,917          493,230
                                                                 ---------
                                                                 1,503,240
                                                                 ---------
CHEMICALS (DIVERSIFIED)--0.3%
Ecolab, Inc. ...........................            3,073           96,615
Engelhard Corp. ........................            1,505           42,667
Fisher Scientific
   International, Inc. (a) .............            1,353           78,920
OM Group, Inc. (a) .....................              335           12,248
PPG Industries, Inc. ...................            2,004          122,805
                                                                 ---------
                                                                   353,255
                                                                 ---------
COMMUNICATIONS EQUIPMENT--0.7%
Avaya, Inc. (a) ........................            4,983           69,463
QUALCOMM, Inc. .........................           18,874          736,841
                                                                 ---------
                                                                   806,304
                                                                 ---------
COMPUTERS (HARDWARE)--3.3%
Apple Computer, Inc. (a) ...............            4,372          169,415
Dell, Inc. (a) .........................           29,162        1,038,167
Hewlett-Packard Co. ....................           35,179          659,606
International Business
   Machines Corp. ......................           19,578        1,678,618
NCR Corp. (a) ..........................            1,152           57,128
                                                                 ---------
                                                                 3,602,934
                                                                 ---------
COMPUTERS (NETWORKING)--1.3%
Cisco Systems, Inc. (a) ................           78,873        1,427,601
                                                                 ---------
COMPUTERS (PERIPHERALS)--0.4%
EMC Corp. (a) ..........................           28,466          328,498
Lexmark International, Inc.
   (a) .................................            1,493          125,427
                                                                 ---------
                                                                   453,925
                                                                 ---------
COMPUTER
SOFTWARE/SERVICES--3.9%
Affiliated Computer Services,
   Inc. (a) ............................            1,477           82,224
Microsoft Corp. ........................          126,844        3,507,237
Oracle Corp. (a) .......................           60,607          683,647
Unisys Corp. (a) .......................            3,862           39,856
                                                                 ---------
                                                                 4,312,964
                                                                 ---------
CONSUMER FINANCE--0.8%
Capital One Financial Corp. ............            2,794          206,477
H&R Block, Inc. ........................            1,917           94,738
MBNA Corp. .............................           14,803          373,035
SLM Corp. ..............................            5,095          227,237
                                                                 ---------
                                                                   901,487
                                                                 ---------
CONTAINERS (METALS &
GLASS)--0.1%
Ball Corp. .............................            1,346           50,381
Crown Holdings, Inc. (a) ...............            1,669           17,207
Owens-Illinois, Inc. (a) ...............            1,753           28,048
                                                                 ---------
                                                                    95,636
                                                                 ---------
CONTAINERS / PACKAGING
(PAPER)--0.1%
Sealed Air Corp. (a) ...................            1,001           46,396
Temple-Inland, Inc. ....................              637           42,775
                                                                 ---------
                                                                    89,171
                                                                 ---------
DISTRIBUTORS (FOOD &
HEALTH)--0.6%
AmerisourceBergen Corp. ................            1,304           70,038
Cardinal Health, Inc. ..................            5,021          219,769
McKesson Corp. .........................            3,438           88,185
Owens & Minor, Inc. ....................              413           10,490
SUPERVALU, Inc. ........................            1,580           43,529
Sysco Corp. ............................            7,517          224,909
                                                                 ---------
                                                                   656,920
                                                                 ---------
ELECTRIC COMPANIES--3.0%
Ameren Corp. ...........................            2,307          106,468
American Electric Power Co.,
   Inc. ................................            4,680          149,573
Cinergy Corp. ..........................            2,067           81,853
CMS Energy Corp. (a) ...................            1,567           14,918
Consolidated Edison, Inc. ..............            2,804          117,880
Constellation Energy Group,
   Inc. ................................            1,951           77,728
Dominion Resources, Inc. ...............            3,807          248,407
DTE Energy Co. .........................            1,980           83,536
Duke Energy Corp. ......................           10,789          246,960
Edison International ...................            3,850          102,063
Energy East Corp. ......................            1,717           43,234
Entergy Corp. ..........................            2,680          162,435
Exelon Corp. ...........................            7,641          280,348
FirstEnergy Corp. ......................            3,858          158,487
FPL Group, Inc. ........................            2,161          147,639
Northeast Utilities ....................            1,507           29,221
OGE Energy Corp. .......................            1,041           26,264
Pepco Holdings, Inc. ...................            2,013           40,059
PG&E Corp. (a) .........................            4,627          140,661
PPL Corp. ..............................            2,277          107,429
Progress Energy, Inc. ..................            2,923          123,760
Public Service Enterprise
   Group, Inc. .........................            2,746          116,980
SCANA Corp. ............................            1,314           49,065
The AES Corp. (a) ......................            7,763           77,552
The Southern Co. .......................            8,667          259,837
TXU Corp. ..............................            3,510          168,199
Wisconsin Energy Corp. .................            1,371           43,735
Xcel Energy, Inc. ......................            4,713           81,629
                                                                 ---------
                                                                 3,285,920
                                                                 ---------
ELECTRICAL EQUIPMENT--0.4%
EMCOR Group, Inc. (a) ..................              182            6,847
Emerson Electric Co. ...................            4,974          307,841
Rockwell Automation, Inc. ..............            2,197           85,024

See accompanying notes.

FORTUNE 500 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)

        SECURITY DESCRIPTION                     SHARES            VALUE
        --------------------                    ---------        ---------
                                                                 ---------
                                                                   399,712
                                                                 ---------
ELECTRONICS (COMPONENT
DISTRIBUTION)--0.3%
Arrow Electronics, Inc. (a) ............            1,190           26,870
Avnet, Inc. (a) ........................            1,390           23,797
CDW Corp. ..............................              949           55,070
Sanmina-SCI Corp. (a) ..................            5,817           41,010
Solectron Corp. (a) ....................           11,201           55,445
Tech Data Corp. (a) ....................              670           25,829
W.W. Grainger, Inc. ....................            1,076           62,031
                                                                 ---------
                                                                   290,052
                                                                 ---------
ELECTRONICS (DEFENSE)--0.2%
Raytheon Co. ...........................            5,277          200,420
                                                                 ---------
ELECTRONICS (INSTRUMENT)--0.1%
Agilent Technologies, Inc. (a) .........            5,675          122,410
                                                                 ---------
ELECTRONICS
(SEMICONDUCTORS)--1.8%
Advanced Micro Devices, Inc.
   (a) .................................            3,947           51,311
Intel Corp. ............................           74,840        1,501,291
Texas Instruments, Inc. ................           20,254          431,005
                                                                 ---------
                                                                 1,983,607
                                                                 ---------
ENGINEERING &
CONSTRUCTION--0.1%
Fluor Corp. ............................              950           42,294
Jacobs Engineering Group, Inc.
   (a) .................................              643           24,620
                                                                 ---------
                                                                    66,914
                                                                 ---------
ENTERTAINMENT--1.9%
Caesars Entertainment, Inc.
   (a) .................................            3,557           59,402
The Walt Disney Co. ....................           23,948          540,027
Time Warner, Inc. (a) ..................           53,437          862,473
Viacom, Inc. (Class B) .................           20,303          681,369
                                                                 ---------
                                                                 2,143,271
                                                                 ---------
EQUIPMENT
(SEMICONDUCTORS)--0.3%
Applied Materials, Inc. (a) ............           19,674          324,424
                                                                 ---------
FINANCIAL (DIVERSIFIED)--6.5%
American Express Co. ...................           14,797          761,454
CIT Group, Inc. ........................            2,503           93,587
Citigroup, Inc. ........................           60,436        2,666,436
Countrywide Financial Corp. ............            6,422          252,963
Equity Office Properties Trust .........            4,738          129,110
Fannie Mae .............................           11,262          714,011
J.P. Morgan Chase & Co. ................           41,661        1,655,191
Morgan Stanley .........................           12,876          634,787
Regions Financial Corp. ................            5,268          174,160
State Street Corp. .....................            3,931          167,893
                                                                 ---------
                                                                 7,249,592
                                                                 ---------
FOODS--2.3%
Archer-Daniels-Midland Co. .............            7,632          129,591
Brinker International, Inc.
   (a) .................................            1,040           32,396
Campbell Soup Co. ......................            4,852          127,559
ConAgra Foods, Inc. ....................            6,146          158,014
Dean Foods Co. (a) .....................            1,845           55,387
General Mills, Inc. ....................            4,366          196,033
H.J. Heinz Co. .........................            4,152          149,555
Hershey Foods Corp. ....................            2,992          139,756
Hormel Foods Corp. .....................            1,636           43,812
Kellogg Co. ............................            4,824          205,792
PepsiCo, Inc. ..........................           19,798          963,173
Sara Lee Corp. .........................            9,351          213,764
Smithfield Foods, Inc. (a) .............            1,294           32,350
Tyson Foods, Inc. (Class A) ............            4,152           66,515
                                                                 ---------
                                                                 2,513,697
                                                                 ---------
FOOTWEAR--0.2%
Nike, Inc. (Class B) ...................            3,124          246,171
Reebok International, Ltd. .............              706           25,925
                                                                 ---------
                                                                   272,096
                                                                 ---------
GAMING, LOTTERY, &
PARIMUTUEL--0.1%
Harrah's Entertainment, Inc. ...........            1,319           69,880
MGM Mirage, Inc. (a) ...................            1,715           85,150
                                                                 ---------
                                                                   155,030
                                                                 ---------
HARDWARE & TOOLS--0.1%
The Black & Decker Corp. ...............              929           71,942
                                                                 ---------
HEALTH CARE (DIVERSIFIED)--3.1%
Abbott Laboratories ....................           18,176          769,935
Baxter International, Inc. .............            7,226          232,388
Bristol-Myers Squibb Co. ...............           22,676          536,741
Johnson & Johnson, Inc. ................           34,590        1,948,455
                                                                 ---------
                                                                 3,487,519
                                                                 ---------
HEALTH CARE
(DRUGS/PHARMACEUTICALS)--4.8%
Eli Lilly & Co. ........................           13,217          793,681
Merck & Co., Inc. ......................           25,963          856,779
Omnicare, Inc. .........................            1,143           32,415
Pfizer, Inc. ...........................           88,111        2,696,197
Schering-Plough Corp. ..................           17,341          330,519
Wyeth ..................................           15,547          581,458
                                                                 ---------
                                                                 5,291,049
                                                                 ---------
HEALTH CARE (HOSPITAL
MANAGEMENT)--0.3%
HCA, Inc. ..............................            5,655          215,738
Tenet Healthcare Corp. (a) .............            5,584           60,251
Triad Hospitals, Inc. (a) ..............              886           30,514
Universal Health Services,
   Inc. (Class B) ......................              694           30,189
                                                                 ---------
                                                                   336,692
                                                                 ---------
HEALTH CARE (MANAGED
CARE)--1.2%

See accompanying notes.

FORTUNE 500 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)

        SECURITY DESCRIPTION                      SHARES           VALUE
        --------------------                    ---------        ---------
Anthem, Inc. (a) .......................            1,567          136,721
CIGNA Corp. ............................            1,650          114,890
Coventry Health Care, Inc. (a) .........            1,057           56,412
Express Scripts, Inc. (Class
   A) (a) ..............................              920           60,113
Health Net, Inc. (a) ...................            1,345           33,248
Humana, Inc. (a) .......................            1,922           38,402
Medco Health Solutions, Inc.
   (a) .................................            3,241          100,147
PacifiCare Health Systems,
   Inc. (a) ............................            1,060           38,902
UnitedHealth Group, Inc. ...............            7,761          572,296
WellChoice, Inc. (a) ...................              986           36,807
Wellpoint Health Networks,
   Inc. (a) ............................            1,857          195,152
                                                                 ---------
                                                                 1,383,090
                                                                 ---------
HEALTH CARE (MEDICAL
PRODUCTS/SUPPLIES)--1.3%
Becton, Dickinson & Co. ................            3,009          155,565
Guidant Corp. ..........................            3,635          240,055
Henry Schein, Inc. (a) .................              518           32,277
Medtronic, Inc. ........................           14,113          732,465
Stryker Corp. ..........................            4,688          225,399
                                                                 ---------
                                                                 1,385,761
                                                                 ---------
HEALTH CARE (SPECIAL
SERVICES)--0.1%
Kindred Healthcare, Inc. (a) ...........              426           10,394
Quest Diagnostics, Inc. ................            1,145          101,012
                                                                 ---------
                                                                   111,406
                                                                 ---------
HOMEBUILDING--0.4%
Centex Corp. ...........................            1,465           73,924
D.R. Horton, Inc. ......................            2,770           91,715
KB HOME ................................              467           39,457
Lennar Corp. (Class A) .................            1,863           88,679
Pulte Homes, Inc. ......................            1,449           88,925
The Ryland Group, Inc. .................              310           28,724
                                                                 ---------
                                                                   411,424
                                                                 ---------
HOUSEHOLD FURNISHINGS &
APPLIANCES--0.1%
Leggett & Platt, Inc. ..................            2,296           64,518
Maytag Corp. ...........................              933           17,139
Whirlpool Corp. ........................              808           48,553
                                                                 ---------
                                                                   130,210
                                                                 ---------
HOUSEHOLD PRODUCTS
(NON-DURABLE)--2.2%
Colgate-Palmolive Co. ..................            6,262          282,917
Kimberly-Clark Corp. ...................            5,766          372,426
The Clorox Co. .........................            2,460          131,118
The Procter & Gamble Co. ...............           29,622        1,603,143
                                                                 ---------
                                                                 2,389,604
                                                                 ---------
HOUSEWARES--0.2%
Fortune Brands, Inc. ...................            1,657          122,767
Newell Rubbermaid, Inc. ................            3,239           64,910
                                                                 ---------
                                                                   187,677
                                                                 ---------
INSURANCE BROKERS--0.3%
Aon Corp. ..............................            3,668          105,418
Marsh & McLennan Cos., Inc. ............            6,141          281,012
                                                                 ---------
                                                                   386,430
                                                                 ---------
INSURANCE (LIFE/HEALTH)--1.0%
Aetna, Inc. ............................            1,780          177,875
AFLAC, Inc. ............................            5,881          230,594
Conseco, Inc. (a) ......................            1,642           28,998
Jefferson-Pilot Corp. ..................            1,592           79,059
Lincoln National Corp. .................            2,091           98,277
MetLife, Inc. ..........................            8,805          340,313
The Principal Financial Group,
   Inc. ................................            3,635          130,751
UnumProvident Corp. ....................            3,504           54,978
                                                                 ---------
                                                                 1,140,845
                                                                 ---------
INSURANCE (MULTI-LINE)--2.5%
American International Group,
   Inc. ................................           30,417        2,068,052
Loews Corp. ............................            2,194          128,349
Old Republic International
   Corp. ...............................            1,976           49,459
Prudential Financial, Inc. .............            6,071          285,580
The Hartford Financial
   Services Group, Inc. ................            3,409          211,119
                                                                 ---------
                                                                 2,742,559
                                                                 ---------
INSURANCE
(PROPERTY/CASUALTY)--1.2%
Allmerica Financial Corp. (a) ..........              640           17,203
American Financial Group, Inc. .........              828           24,749
Fidelity National Financial,
   Inc. ................................            2,086           79,476
First American Corp. ...................              960           29,597
LandAmerica Financial Group,
   Inc. ................................              208            9,464
SAFECO Corp. ...........................            1,638           74,775
The Allstate Corp. .....................            8,111          389,247
The Chubb Corp. ........................            2,156          151,524
The Progressive Corp. ..................            2,574          218,146
The St. Paul Travelers Cos.,
   Inc. ................................            7,761          256,579
W. R. Berkley Corp. ....................              935           39,420
                                                                 ---------
                                                                 1,290,180
                                                                 ---------
INVESTMENT
BANKING/BROKERAGE--1.4%
Lehman Brothers Holdings, Inc. .........            3,208          255,742
Merrill Lynch & Co., Inc. ..............           10,911          542,495
The Bear Stearns Cos., Inc. ............            1,174          112,903
The Charles Schwab Corp. ...............           16,003          147,067
The Goldman Sachs Group, Inc. ..........            5,636          525,501
                                                                 ---------
                                                                 1,583,708
                                                                 ---------
LEISURE TIME (PRODUCTS)--0.1%
Brunswick Corp. ........................            1,053           48,185

See accompanying notes.

FORTUNE 500 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)

        SECURITY DESCRIPTION                      SHARES            VALUE
        --------------------                    ---------        ---------
Mattel, Inc. ...........................            5,062           91,774
                                                                 ---------
                                                                   139,959
                                                                 ---------
LODGING (HOTELS)--0.3%
Hilton Hotels Corp. ....................            4,454           83,913
Host Marriott Corp. (a) ................            3,732           52,360
Marriott International, Inc.
   (Class A) ...........................            2,659          138,162
Starwood Hotels & Resorts
   Worldwide, Inc. (Class B) ...........            2,375          110,247
                                                                 ---------
                                                                   384,682
                                                                 ---------
MACHINERY (DIVERSIFIED)--0.6%
AGCO Corp. (a) .........................              937           21,195
Caterpillar, Inc. ......................            3,972          319,547
Deere & Co. ............................            2,931          189,196
Dover Corp. ............................            2,392           92,977
The Timken Co. .........................              937           23,069
                                                                 ---------
                                                                   645,984
                                                                 ---------
MANUFACTURING
(DIVERSIFIED)--2.6%
3M Co. .................................            9,169          733,245
American Standard Cos., Inc.
   (a) .................................            2,565           99,804
Danaher Corp. ..........................            3,612          185,223
Eaton Corp. ............................            1,762          111,728
Honeywell International, Inc. ..........            9,975          357,704
Illinois Tool Works, Inc. ..............            3,533          329,170
ITT Industries, Inc. ...................            1,086           86,869
Johnson Controls, Inc. .................            2,205          125,266
Parker-Hannifin Corp. ..................            1,396           82,169
SPX Corp. (a) ..........................              944           33,418
Terex Corp. (a) ........................              521           22,611
Textron, Inc. ..........................            1,608          103,346
The Brink's Co. ........................              644           19,429
United Technologies Corp. ..............            5,974          557,852
                                                                 ---------
                                                                 2,847,834
                                                                 ---------
MANUFACTURING
(SPECIALIZED)--0.2%
Avery Dennison Corp. ...................            1,301           85,580
IKON Office Solutions, Inc. ............            1,711           20,566
Jabil Circuit, Inc. (a) ................            2,345           53,935
York International Corp. ...............              474           14,974
                                                                 ---------
                                                                   175,055
                                                                 ---------
METALS MINING--0.3%
Newmont Mining Corp. ...................            4,667          212,488
Phelps Dodge Corp. (a) .................            1,055           97,092
                                                                 ---------
                                                                  309,580
                                                                 ---------
NATURAL GAS (DISTRIBUTION/PIPE
LINE)--0.5%
CenterPoint Energy, Inc. ...............            3,599           37,286
El Paso Corp. ..........................            7,083           65,093
Enterprise Products Partners
   L.P. ................................            2,947           68,311
KeySpan Corp. ..........................            1,847           72,402

Kinder Morgan Energy Partners,
   L.P. ................................            1,559           73,024
NiSource, Inc. .........................            3,111           65,362
Sempra Energy ..........................            2,663           96,374
The Williams Cos., Inc. ................            5,817           70,386
                                                                 ---------
                                                                   548,238
                                                                 ---------
OFFICE EQUIPMENT &
SUPPLIES--0.1%
Pitney Bowes, Inc. .....................            2,790          123,039
United Stationers, Inc. (a) ............              384           16,666
                                                                 ---------
                                                                   139,705
                                                                 ---------
OIL (DOMESTIC INTEGRATED)--0.7%
Amerada Hess Corp. .....................            1,055           93,895
Apache Corp. ...........................            3,736          187,211
Marathon Oil Corp. .....................            3,974          164,047
Occidental Petroleum Corp. .............            4,576          255,936
Premcor, Inc. (a) ......................              919           35,381
                                                                 ---------
                                                                   736,470
                                                                 ---------
OIL (INTERNATIONAL
INTEGRATED)--5.1%
ChevronTexaco Corp. ....................           24,932        1,337,353
ConocoPhillips. ........................            8,050          666,943
Exxon Mobil Corp. ......................           75,898        3,668,150
Tesoro Petroleum Corp. (a) .............              763           22,531
                                                                 ---------
                                                                 5,694,977
                                                                 ---------
OIL & GAS (DRILLING &
EQUIPMENT)--0.3%
Baker Hughes, Inc. .....................            3,969          173,525
Halliburton Co. ........................            5,163          173,941
                                                                 ---------
                                                                   347,466
                                                                 ---------
OIL & GAS
(EXPLORATION/PRODUCTS)--0.9%
Anadarko Petroleum Corp. ...............            2,943          195,297
Burlington Resources, Inc. .............            4,556          185,885
Devon Energy Corp. .....................            2,819          200,177
Kerr-McGee Corp. .......................            1,794          102,707
Murphy Oil Corp. .......................            1,083           93,972
Smith International, Inc. (a) ..........            1,199           72,815
Unocal Corp. ...........................            3,050          131,150
                                                                 ---------
                                                                   982,003
                                                                 ---------
OIL & GAS (REFINING &
MARKETING)--0.2%
Ashland, Inc. ..........................              807           45,256
Sunoco, Inc. ...........................              910           67,322
Valero Energy Corp. ....................            1,443          115,743
                                                                 ---------
                                                                   228,321
                                                                 ---------
PAPER & FOREST PRODUCTS--0.6%
Boise Cascade Corp. ....................            1,032           34,345
Georgia-Pacific Corp. ..................            2,961          106,448
International Paper Co. ................            5,662          228,801
MeadWestvaco Corp. .....................            2,375           75,762
Smurfit-Stone Container Corp.
   (a) .................................            2,896           56,096

See accompanying notes.

FORTUNE 500 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)

SECURITY DESCRIPTION                                 SHARES            VALUE
--------------------                                 ------            -----
Weyerhaeuser Co. .................................    2,823            187,673
                                                                     ---------
                                                                       689,125
                                                                     ---------
PERSONAL CARE--0.8%
Avon Products, Inc. ..............................    5,570            243,297
The Estee Lauder Cos., Inc.
   (Class A)......................................    2,742            114,616
The Gillette Co...................................   11,696            488,191
                                                                     ---------
                                                                       846,104
                                                                     ---------
PHOTOGRAPHY/IMAGING--0.2%
Eastman Kodak Co. ................................    3,437            110,740
Xerox Corp. (a)...................................    9,330            131,367
                                                                     ---------
                                                                       242,107
                                                                     ---------
POWER PRODUCERS
(INDEPENDENT)--0.0% (b)
Reliant Energy, Inc. (a)..........................    3,124             29,147
                                                                     ---------

PUBLISHING--0.2%
The McGraw-Hill Cos., Inc. .......................    2,185            174,123
                                                                     ---------

PUBLISHING (NEWSPAPERS)--0.4%
Gannett Co., Inc. ................................    3,065            256,724
The New York Times Co. (Class
   A).............................................    1,795             70,185
Tribune Co. ......................................    3,676            151,267
                                                                     ---------
                                                                       478,176
                                                                     ---------
RAILROADS--0.5%
Burlington Northern Santa Fe
   Corp. .........................................    4,428            169,637
CSX Corp. ........................................    2,537             84,228
Norfolk Southern Corp. ...........................    4,602            136,864
Union Pacific Corp. ..............................    3,004            176,034
                                                                     ---------
                                                                       566,763
                                                                     ---------
RESTAURANTS--0.7%
Darden Restaurants, Inc. .........................    2,011             46,897
McDonald's Corp. .................................   14,604            409,350
Starbucks Corp. (a)...............................    4,588            208,571
Yum! Brands, Inc. ................................    3,490            141,903
                                                                     ---------
                                                                       806,721
                                                                     ---------
RETAIL (BUILDING
SUPPLIES)--1.4%
Hughes Supply, Inc. ..............................      772             23,214
Lowe's Cos., Inc. ................................    9,234            501,868
The Home Depot, Inc. .............................   25,606          1,003,755
The Sherwin-Williams Co. .........................    1,765             77,590
                                                                     ---------
                                                                     1,606,427
                                                                     ---------
RETAIL (COMPUTERS &
ELECTRONICS)--0.3%
Best Buy Co., Inc. ...............................    3,806            206,437
Circuit City Stores, Inc. ........................    2,188             33,564
RadioShack Corp. .................................    1,987             56,908
                                                                     ---------
                                                                       296,909
                                                                     ---------
RETAIL (DEPARTMENT
STORES)--0.5%
Dillards, Inc. (Class A)..........................      997             19,681
Federated Department Stores,
   Inc. ..........................................    2,038             92,586
J. C. Penney Co., Inc. ...........................    3,282            115,789
Kohl's Corp. (a)..................................    3,988            192,182
Nordstrom, Inc. ..................................    1,603             61,299
Saks, Inc. .......................................    1,710             20,605
The May Department Stores Co. ....................    3,407             87,321
                                                                     ---------
                                                                       589,463
                                                                     ---------
RETAIL (DISCOUNTERS)--0.2%
Big Lots, Inc. (a)................................    1,377             16,841
Dollar General Corp. .............................    3,944             79,472
Family Dollar Stores, Inc. .......................    2,033             55,094
Ross Stores, Inc. ................................    1,827             42,825
                                                                     ---------
                                                                       194,232
                                                                     ---------
RETAIL (GENERAL MERCHANDISING
CHAIN)--3.4%
BJ'S Wholesale Club, Inc. (a).....................      822             22,473
Costco Wholesale Corp. ...........................    5,389            223,967
Kmart Holding Corp. (a)...........................    1,037             90,706
Limited Brands. ..................................    5,457            121,637
Performance Food Group Co. (a)....................      524             12,419
Sears, Roebuck & Co. .............................    2,530            100,820
Target Corp. .....................................   10,555            477,614
The TJX Cos., Inc. ...............................    5,974            131,667
Wal-Mart Stores, Inc. ............................   49,534          2,635,209
                                                                     ---------
                                                                     3,816,512
                                                                     ---------
RETAIL (SPECIALTY)--0.8%
Advance Auto Parts, Inc. (a)......................      850             29,240
Amazon.com, Inc. (a)..............................    4,707            192,328
AutoNation, Inc. (a)..............................    3,298             56,330
AutoZone, Inc. (a)................................      935             72,229
Barnes & Noble, Inc. (a)..........................      766             28,342
Bed Bath & Beyond, Inc. (a).......................    3,425            127,102
Borders Group, Inc. ..............................      937             23,237
CarMax, Inc. (a)..................................    1,143             24,632
Foot Locker, Inc. ................................    1,668             39,531
Office Depot, Inc. (a)............................    3,655             54,935
Sonic Automotive, Inc. (Class
   A).............................................      500             10,025
Staples, Inc. ....................................    5,822            173,612
Toys "R" Us, Inc. (a).............................    2,522             44,740
                                                                     ---------
                                                                       876,283
                                                                     ---------
RETAIL (SPECIALTY
APPAREL)--0.2%
Liz Claiborne, Inc. ..............................    1,271             47,942
The Gap, Inc. ....................................   10,565            197,566
                                                                     ---------
                                                                       245,508
                                                                     ---------
RETAIL STORES (DRUG
STORE)--0.7%
Caremark Rx, Inc. (a).............................    5,397            173,082
CVS Corp. ........................................    4,648            195,820
Longs Drug Stores Corp. ..........................      454             10,987

See accompanying notes.

FORTUNE 500 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)

SECURITY DESCRIPTION                            SHARES           VALUE
--------------------                            ------           -----
Walgreen Co. .................................  11,915            426,914
                                                              -----------
                                                                  806,803
                                                              -----------
RETAIL STORES (FOOD
CHAINS)--0.3%
Albertson's, Inc. ............................   4,354            104,191
Pathmark Stores, Inc. (a).....................      13                 63
Safeway, Inc. (a).............................   5,216            100,721
The Kroger Co. (a)............................   8,794            136,483
Winn-Dixie Stores, Inc. ......................   1,665              5,145
                                                              -----------
                                                                  346,603
                                                              -----------
SAVINGS & LOAN COMPANIES--0.5%
Golden West Financial Corp. ..................   1,812            201,042
Washington Mutual, Inc. ......................  10,216            399,241
                                                              -----------
                                                                  600,283
                                                              -----------
SERVICES
(ADVERTISING/MARKETING)--0.2%
Omnicom Group, Inc. ..........................   2,223            162,412
The Interpublic Group of Cos.,
   Inc. (a)...................................   4,890             51,785
                                                              -----------
                                                                  214,197
                                                              -----------
SERVICES (COMMERCIAL &
CONSUMER)--0.5%
ARAMARK Corp. (Class B).......................   2,163             52,215
Cendant Corp. ................................  11,809            255,075
IAC / InterActiveCorp (a).....................   8,218            180,960
Laidlaw International, Inc.
   (a)........................................   1,043             17,157
The Service Master Co. .......................   3,553             45,692
Wesco International, Inc. (a).................     317              7,687
                                                              -----------
                                                                  558,786
                                                              -----------
SERVICES (COMPUTER
SYSTEMS)--0.2%
Computer Sciences Corp. (a)...................   2,206            103,903
Electronic Data Systems Corp. ................   5,739            111,279
Ingram Micro, Inc. (Class A)
   (a)........................................   1,782             28,690
                                                              -----------
                                                                  243,872
                                                              -----------
SERVICES (DATA
PROCESSING)--0.7%
Automatic Data Processing,
   Inc. ......................................   6,883            284,406
First Data Corp. .............................  10,034            436,479
                                                              -----------
                                                                  720,885
                                                              -----------
SERVICES (EMPLOYMENT)--0.0% (b)
Manpower, Inc. ...............................   1,022             45,469
                                                              -----------

SPECIALTY PRINTING--0.1%
R.R. Donnelley & Sons Co. ....................   2,491             78,018
                                                              -----------

STEEL--0.2%
International Steel Group,
   Inc. ......................................   1,041             35,082
Nucor Corp. ..................................     926             84,609
The Shaw Group, Inc. (a)......................     673              8,076
United States Steel Corp. ....................   1,220             45,896
                                                              -----------
                                                                  173,663
                                                              -----------
TELEPHONE--3.0%
ALLTEL Corp. .................................   3,580            196,578
AT&T Corp. ...................................   9,366            134,121
BellSouth Corp. ..............................  21,370            579,554
NTL, Inc. (a).................................   1,036             64,305
SBC Communications, Inc. .....................  38,674          1,003,590
Telephone & Data Systems, Inc. ...............     689             57,993
Verizon Communications, Inc. .................  32,311          1,272,407
                                                              -----------
                                                                3,308,548
                                                              -----------
TELEPHONE (LONG DISTANCE)--0.3%
Sprint Corp. .................................  16,607            334,299
                                                              -----------

TEXTILES (APPAREL)--0.1%
Jones Apparel Group, Inc. ....................   1,527             54,667
V. F. Corp. ..................................   1,283             63,444
                                                              -----------
                                                                  118,111
                                                              -----------
TEXTILES (HOME
FURNISHINGS)--0.1%
Mohawk Industries, Inc. (a)...................     785             62,321
                                                              -----------

TOBACCO--1.1%
Altria Group, Inc. ...........................  24,009          1,129,383
Loews Corp. ..................................     666             16,231
Reynolds American, Inc. ......................   1,779            121,043
                                                              -----------
                                                                1,266,657
                                                              -----------
TRUCKING--1.3%
C. H. Robinson Worldwide, Inc. ...............   1,003             46,529
CNF, Inc. ....................................     588             24,102
FedEx Corp. ..................................   3,527            302,229
Ryder Systems, Inc. ..........................     738             34,715
United Parcel Service, Inc.
   (Class B)..................................  13,137            997,361
                                                              -----------
                                                                1,404,936
                                                              -----------
TRUCKS & PARTS--0.2%
Cummins, Inc. ................................     485             35,837
Navistar International Corp.
   (a)........................................     807             30,012
Paccar, Inc. .................................   2,055            142,042
                                                              -----------
                                                                  207,891
                                                              -----------
WASTE MANAGEMENT--0.2%
Allied Waste Industries, Inc.
   (a)........................................   3,784             33,488
Waste Management, Inc. .......................   6,919            189,166
                                                              -----------
                                                                  222,654
                                                              -----------
TOTAL COMMON STOCKS--
   (Cost $111,877,710)........................                110,709,829
                                                              -----------
SHORT TERM INVESTMENTS--0.1%.
MONEY MARKET FUND--0.1%
AIM Short Term Investment.

See accompanying notes.

FORTUNE 500 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)

SECURITY DESCRIPTION                    SHARES          VALUE
--------------------                    ------          -----
  Class Prime Fund (Cost
  $62,710)...........................   62,710             62,710
                                                     ------------

TOTAL INVESTMENTS--99.9%
  (Cost $111,940,420)                                 110,772,539

OTHER ASSETS AND LIABILITIES--0.1%                        109,734
                                                     ------------

NET ASSETS--100.0%                                   $110,882,273
                                                     ============
(a) Non-income producing security

(b) Amount shown represents less than 0.1%

See accompanying notes.

SPDR O-STRIP ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

   SECURITY DESCRIPTION                  SHARES       VALUE
   --------------------                  ------       -----
COMMON STOCKS--100.0%
BANKS (MAJOR REGIONAL)--3.6%
Fifth Third Bancorp .................    18,469     $  909,044
Huntington Bancshares Inc. ..........     7,438        185,281
Northern Trust Corp. ................     7,131        290,945
SouthTrust Corp. ....................    10,741        447,470
                                                    ----------
                                                     1,832,740
                                                    ----------
BANKS (REGIONAL)--0.4%
Power-One, Inc. (a) .................     2,716         17,600
Zions Bancorp .......................     2,901        177,077
                                                    ----------
                                                       194,677
                                                    ----------
BIOTECHNOLOGY--4.8%
Biogen Idec, Inc. (a) ...............    10,986        672,014
Biomet, Inc. ........................     8,234        386,010
Chiron Corp (a) .....................     6,100        269,620
Genzyme Corp. (a) ...................     7,367        400,838
Gilead Sciences, Inc. (a) ...........    13,923        520,442
MedImmune, Inc. (a) .................     8,068        191,211
                                                    ----------
                                                     2,440,135
                                                    ----------
BUILDING MATERIALS GROUP--0.3%
Sigma Aldrich .......................     2,240        129,920
                                                    ----------
COMMUNICATIONS EQUIPMENT--10.8%
ADC Telecommunications, Inc. (a).....    26,209         47,438
Andrew Corp. (a) ....................     5,208         63,746
Comcast Corp. (Class A) (a) .........    72,315      2,042,176
Comverse Technology, Inc. (a) .......     6,338        119,345
JDS Uniphase Corp. (a) ..............    46,662        157,251
Nextel Communications, Inc.
  (Class A) (a) .....................    36,028        858,907
QUALCOMM, Inc. ......................    52,736      2,058,813
Tellabs, Inc. (a) ...................    13,482        123,900
                                                    ----------
                                                     5,471,576
                                                    ----------
COMPUTERS & BUSINESS
EQUIPMENT--5.7%
Dell, Inc. (a) ......................    80,859      2,878,580
                                                    ----------
COMPUTERS (HARDWARE)--1.5%
Apple Computer, Inc. (a) ............    12,560        486,700
Network Appliance, Inc. (a) .........    11,547        265,581
                                                    ----------
                                                       752,281
                                                    ----------
COMPUTER
SOFTWARE/SERVICES--41.3%
Adobe Systems, Inc. .................     7,754        383,590
American Pwr Conversion Corp ........     6,489        112,844
Amgen, Inc. (a) .....................    40,995      2,323,596
Autodesk, Inc. ......................     3,678        178,861
Ciena Corp. (a) .....................    18,419         36,470
Citrix Systems, Inc. (a) ............     5,496         96,290
Compuware Corp (a) ..................    12,515         64,452
eBay, Inc. (a) ......................    21,364      1,964,206
Electronic Arts Inc. (a) ............     9,826        451,898
Intuit, Inc. (a) ....................     6,205        281,707

   SECURITY DESCRIPTION                 SHARES        VALUE
   --------------------                 -------     ----------
Mercury Interactive Corp (a) .........    3,005        104,814
Microsoft Corp. ......................  352,094      9,735,399
Monster Worldwide Inc. (a) ...........    3,825         94,248
Novell, Inc. (a) .....................   12,529         79,058
Oracle Corp. (a) .....................  167,472      1,889,084
Parametric Technology Corp. (a) ......    8,706         45,968
PeopleSoft, Inc. (a) .................   11,858        235,381
Siebel Systems, Inc. (a) .............   16,340        123,204
Sun Microsystems, Inc. (a) ...........  107,767        435,379
Symantec Corp. (a) ...................   10,164        557,800
VERITAS Software Corp. (a) ...........   14,012        249,414
Yahoo!, Inc. (a) .....................   44,091      1,495,126
                                                    ----------
                                                    20,938,789
                                                    ----------
ELECTRICAL EQUIPMENT--0.2%
Sanmina-SCI Corp. (a) ................   16,883        119,025
                                                    ----------
ELECTRONICS
(SEMICONDUCTORS)--14.8%
Altera Corp. (a) .....................   12,082        236,445
Applied Materials, Inc. (a) ..........   54,852        904,510
Applied Micro Circuits Corp. (a) .....   10,128         31,701
Broadcom Corp. (Class A) (a) .........   10,425        284,498
Intel Corp. ..........................  207,684      4,166,141
KLA-Tencor Corp. (a) .................    6,365        264,020
Linear Technology Corp. ..............    9,991        362,074
Maxim Integrated Products, Inc. ......   10,484        443,368
Molex Inc ............................    6,142        183,155
Novellus Sys Inc (a) .................    4,599        122,287
Nvidia Corp (a) ......................    5,388         78,234
PMC-Sierra, Inc. (a) .................    5,730         50,481
Qlogic Corp (a) ......................    3,004         88,948
Xilinx, Inc. .........................   11,248        303,696
                                                    ----------
                                                     7,519,558
                                                    ----------
FINANCIAL (DIVERSIFIED)--0.4%
Fiserv Inc (a) .......................    6,324        220,455
                                                    ----------
HEALTH CARE (SPECIAL
SERVICES)--0.3%
Express Scripts, Inc. (Class A) (a)...    2,519        164,592
                                                    ----------
INDUSTRIAL MACHINERY--0.8%
PACCAR, Inc. .........................    5,651        390,597
                                                    ----------
INSURANCE (MULTI-LINE)--0.4%
Cincinnati Finl Corp..................    5,453        224,773
                                                    ----------
INSURANCE
(PROPERTY/CASUALTY)--0.4%
SAFECO Corp...........................    4,063        185,476
                                                    ----------
INVESTMENT MANAGEMENT--0.4%

See accompanying notes.

SPDR O-STRIP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)

             SECURITY DESCRIPTION                SHARES         VALUE
             --------------------                -------     -----------
Price T Rowe Group Inc .....................       4,117         209,720
                                                             -----------
OFFICE EQUIPMENT & SUPPLIES--7.8%
Cisco Systems, Inc. ........................     218,973       3,963,411
                                                             -----------
RESTAURANTS--1.2%
Starbucks Corp. (a) ........................      12,864         584,797
                                                             -----------
RETAIL (COMPUTERS & ELECTRONICS)--0.9%
Staples, Inc. ..............................      16,120         480,698
                                                             -----------
RETAIL (DEPARTMENT STORES)--0.7%
Bed Bath & Beyond, Inc. (a) ................       9,740         361,451
                                                             -----------
RETAIL (DISCOUNTERS)--1.2%
Costco Wholesale Corp. (a) .................      14,914         619,826
                                                             -----------
RETAIL (SPECIALTY APPAREL)--0.5%
Cintas Corp ................................       5,547         233,196
                                                             -----------
SERVICES (DATA PROCESSING)--0.7%
Paychex, Inc. ..............................      12,243         369,127
                                                             -----------
SCHOOLS--0.9%
Apollo Group, Inc. (a) .....................       6,265         459,663
                                                             -----------
TOTAL COMMON STOCKS --
  (Cost $50,274,800)                                          50,745,063
                                                             -----------
SHORT TERM INVESTMENTS--0.0% STEEL--0.0%
AIM Short Term Investment
  Class Prime Fund 1.67%,
  10/1/04 (Cost $13,030)                          13,030          13,030
                                                             -----------
TOTAL INVESTMENTS--100.0%
  (Cost $50,287,830)                                          50,758,093

OTHER ASSETS AND LIABILITIES--0.0%                                 2,490
                                                             -----------

NET ASSETS--100.0%                                           $50,760,583
                                                             ===========

(a) Non-income producing security

             SECURITY DESCRIPTION                SHARES         VALUE
             --------------------                -------     -----------


See accompanying notes.

NOTES:

SECURITY VALUATION

The Funds' securities holdings, except for those traded on the NASDAQ, are valued based on the last sale price. Securities traded on the NASDAQ are valued at the NASDAQ Official Close Price. Securities regularly traded in an over-the-counter market are valued at the last sale price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Trust's Pricing Committee in accordance with procedures adopted by the Board.

FEDERAL INCOME TAX COST

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at September 30, 2004 were as follows:

                                                                   GROSS            GROSS         NET UNREALIZED
                                                IDENTIFIED       UNREALIZED       UNREALIZED       APPRECIATION
                                                   COST         APPRECIATION     DEPRECIATION     (DEPRECIATION)
                                               ------------     ------------     ------------     --------------
Dow Jones U.S. Large Cap Growth Index Fund     $ 68,215,538     $  4,289,869     $  2,805,637     $    1,484,232
Dow Jones U.S. Large Cap Value Index Fund        93,491,107        4,731,353        3,388,776          1,342,577
Dow Jones U.S. Small Cap Growth Index Fund       45,344,029        5,004,847        3,335,706          1,669,141
Dow Jones U.S. Small Cap Value Index Fund        72,879,584        7,960,448        4,938,082          3,022,366
Dow Jones Global Titans Index Fund               83,666,917        2,367,218        4,928,429         (2,561,211)
Wilshire REIT Index Fund                        389,622,208       23,692,444        3,184,894         20,507,550
Morgan Stanley Technology Index Fund             35,078,188        2,423,778       13,045,873        (10,622,095)
FORTUNE 500(R)Index Fund                        111,940,420       11,186,442       12,354,323         (1,167,881)
SPDR O-Strip ETF                                 50,287,830          792,533          322,270            470,263

Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the Fund's website at www.streettracks.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("Investment Company Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

streetTRACKS Series Trust

By: /s/ Agustin J. Fleites
    -----------------------------
    Agustin J. Fleites
    President

By: /s/ Donald A. Gignac
    -----------------------------
    Donald A. Gignac
    Treasurer

Date: November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Agustin J. Fleites
    -----------------------------
    Agustin J. Fleites
    President

By: /s/ Donald A. Gignac
    -----------------------------
    Donald A. Gignac
    Treasurer

Date: November 24, 2004